1933 Act File No. 33-31259
                                           1940 Act File No. 811-5911


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            x

    Pre-Effective Amendment No.     ........................


    Post-Effective Amendment No.  48  ......................       x

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    x

    Amendment No.  48   ....................................       x


                            FEDERATED MUNICIPAL TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i)
 x on December 31, 1998, pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph
    (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                   Copies To:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky LLP
                               2101 L Street, N.W.
                             Washington, D.C. 20037






PROSPECTUS


ALABAMA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


   A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the State of Alabama.

    FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







          CONTENTS
          Risk/Return Summary
          What are the Fund's Fees and Expenses?
          What are the Fund's Investment Strategies?
          What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
          What do Shares Cost?
          How is the Fund Sold?
          How to Purchase Shares
          How to Redeem Shares
          Account and Share Information
          Who Manages the Fund?
          Financial Information






PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the State of Alabama consistent with stability of principal.

   WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular (excluding federal alternative minimum tax for individuals and corporations) and Alabama State income tax.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Alabama Municipal Cash Trust as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of .50% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1997. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1997, are 2.71%, 3.67%, 3.16%, and 3.30%, respectively.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND ON A YEARLY BASIS.
THE FUND IS NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE. 7-DAY NET YIELD AS OF (12/31/97)* WAS 3.59%. THE FUND'S AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.78%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS .98% (QUARTER ENDED JUNE 30, 1995). ITS LOWEST QUARTERLY RETURN WAS
0.56% (QUARTER ENDED MARCH 31, 1994).

     * INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400 WHILE PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE, THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL REWARDS.

ALABAMA MUNICIPAL CASH TRUST
   FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD
                  SHARES OF THE ALABAMA MUNICIPAL CASH TRUST..

          SHAREHOLDER FEES ( FEES PAID DIRECTLY FROM YOUR INVESTMENT)


Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)               None
Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase
          price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions)
          ( as a percentage of offering price)..........None
Redemption Fee
     (as a percentage of amount redeemed, if applicable)  None
Exchange Fee..............................................None
Maximum Account Fee.......................................None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (as a percentage of average net assets)

Management Fee (1).............................................   0.50%
Shareholder Services Fee (2)...................................   0.25%
Distribution (12b-1) Fee.......................................   None
Other Expenses ................................................   0.17%
Total Annual Fund Operating Expenses (before waivers)..........   0.92%
Waiver of Fund Expenses (1) (2)  .................................0.37%

TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)....   0.55%

     (1) The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund ( after the voluntary waiver) was 0.14% for the year ended October 31, 1998.

(2) The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.24% for the year ended October 31, 1998.

EXAMPLE:

The following Example is intended to help you compare the cost of investing in the Alabama Municipal Cash Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                        1 Year    3 Years   5 Years   10 Years
Alabama Municipal Cash Trust
   Expenses assuming no redemption          $94    $293     $509      $1,131

 ..............................

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

   The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX EXEMPT SECURITIES
Tax exempt securities are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES
Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

   CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

   SECTOR RISK
Most of the Fund's securities will be invested in issuers located in Alabama. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


   TEMPORARY INVESTMENTS
During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Alabama state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

   The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or non-Alabama taxpayers because it invests in Alabama tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention:  EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:
   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD
You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS


TELEPHONE TRANSACTIONS

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION


ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Alabama state income tax to the extent they are derived from interest on obligations exempt from Alabama state income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS
   The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial Statements to be filed by Amendment)

24 Alabama SAI                                                  12/02/98
ALABAMA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
WORLD-CLASS INVESTMENT MANAGER


FEDERATED INVESTORS, INC.
FEDERATED INVESTORS TOWER
1001 LIBERTY AVENUE
PITTSBURGH, PA 15222-3779
1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

FEDERATED SECURITIES CORP., DISTRIBUTOR

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229790

3090802A  (12/98)








STATEMENT OF ADDITIONAL INFORMATION



ALABAMA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust




This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Alabama Municipal Cash Trust dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.







                        CONTENTS
                        How is the Fund Organized?
                        Securities in Which the Fund Invests
                        What do Shares Cost?
                        How is the Fund Sold?
                        Subaccounting Services
                        Redemption in Kind
                        Massachusetts Partnership Law
                        Account and Share Information
                        Tax Information
                        Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                        Who is Federated Investors, Inc.?
                        Investment Ratings
                        Addresses
STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

CUSIP 3142229790

3090802B (12/98)

HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established one class of shares of the Fund (Shares).


SECURITIES IN WHICH THE FUND INVESTS

The Fund invests so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and Alabama state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular and Alabama state income tax.
This policy is fundamental and cannot be changed without shareholder approval.

       Other tax-exempt securities in which the Fund invests include:

GENERAL OBLIGATION BONDS are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

MUNICIPAL LEASES
Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation ("COPS"). However, the Fund may also invest directly in individual leases.

   CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.
INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The principal risks of investing in a municipal money market fund are described in the Fund's prospectus. An additional risk factor is outlined below.

TAX RISK
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

INVESTMENT RATINGS
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.


PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.


LENDING CASH OR SECURITIES
The Fund will not lend any of its assets except that it may acquire publicly or nonpublicly issued Alabama municipal securities or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, limitations, and its Declaration of Trust.


INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities, if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days notice.


INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.


INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by a nationally recognized rating service, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


   MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of November 5, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Shares: Hubco, Regions Financial Corp., Birmingham, Alabama, owned approximately 46,388,367 Shares (24.21%); Lynspen & Co., SouthTrust Bank, N.A., owned approximately 38,180,928 Shares (19.93%); and NBC Securities, Inc., Birmingham, Alabama, owned approximately 14,284,568 Shares (7.46%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES
Under existing Alabama laws, distributions made by the Fund will not be subject to Alabama personal income taxes to the extent that such distributions are attributable to interest earned on obligations that would be exempt from Alabama personal income taxes if held directly by shareholders (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States). Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Alabama personal income taxes.

Shareholders may exclude from the share value of the Fund, for purposes of the Alabama personal property tax, that portion of the total share value which is attributable to the value of the obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.As of November 5, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


JOHN F. DONAHUE*#
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: July 28, 1924
  Chairman and Trustee
Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust.$0

Compensation from Federated Fund Complex  $0


THOMAS G. BIGLEY
  15 Old Timber Trail
  Pittsburgh, PA
  Birthdate: February 3, 1934
  Trustee
Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust.$______

Compensation from Federated Fund Complex  $111,222


JOHN T. CONROY, JR.
  Wood/IPC Commercial Department
  John R. Wood and Associates, Inc., Realtors
  3255 Tamiami Trail North
  Naples, FL
  Birthdate: June 23, 1937
  Trustee

     Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust.$______

Compensation from Federated Fund Complex  $122,362


WILLIAM J. COPELAND
  One PNC Plaza - 23rd Floor
  Pittsburgh, PA
  Birthdate: July 4, 1918
  Trustee
Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust.$______

Compensation from Federated Fund Complex  $122,362


JAMES E. DOWD, ESQ.
  571 Hayward Mill Road
  Concord, MA
  Birthdate: May 18, 1922
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust.$______

Compensation from Federated Fund Complex  $122,362


LAWRENCE D. ELLIS, M.D.*
  3471 Fifth Avenue, Suite 1111
  Pittsburgh, PA
  Birthdate: October 11, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly: Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust.$______

Compensation from Federated Fund Complex  $111,222


EDWARD L. FLAHERTY, JR., ESQ.#
  Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
  Birthdate: June 18, 1924
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust.$______

Compensation from Federated Fund Complex  $122,362


PETER E. MADDEN
  One Royal Palm Way
  100 Royal Palm Way
  Palm Beach, FL
  Birthdate: March 16, 1942
  Trustee
Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust.$______

Compensation from Federated Fund Complex  $111,222


JOHN E. MURRAY, JR., J.D., S.J.D.
  President
  Duquesne University
  Pittsburgh, PA
  Birthdate: December 20, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust.$______

Compensation from Federated Fund Complex  $111,222


WESLEY W. POSVAR
  1202 Cathedral of Learning
  University of Pittsburgh
  Pittsburgh, PA
  Birthdate: September 14, 1925
  Trustee
Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust.$______

Compensation from Federated Fund Complex  $111,222


MARJORIE P. SMUTS
  4905 Bayard Street
  Pittsburgh, PA
  Birthdate: June 21, 1935
  Trustee
Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

Compensation from Trust.$______

Compensation from Federated Fund Complex  $111,222


GLEN R. JOHNSON *
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 2, 1929
  President and Trustee
Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust.$______

Compensation from Federated Fund Complex  $ 0


J. CHRISTOPHER DONAHUE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: April 11, 1949
  Executive Vice President
President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust.$0

Compensation from Federated Fund Complex  $0


EDWARD C. GONZALES
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 22, 1930
  Executive Vice President
Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust.$0

Compensation from Federated Fund Complex  $0


JOHN W. MCGONIGLE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 26, 1938
  Executive Vice President, Secretary and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust.$0

Compensation from Federated Fund Complex  $0


RICHARD B. FISHER
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 17, 1923
  Vice President
President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust.$0

Compensation from Federated Fund Complex  $0

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

      MAXIMUM    AVERAGE AGGREGATE DAILY
ADMINISTRATIVE         NET ASSETS OF THE
          FEE            FEDERATED FUNDS
0.150 of 1%     on the first $250
                million
0.125 of 1%     on the next $250 million
0.100 of 1%     on the next $250 million
0.075 of 1%     on assets in excess of
                $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES
    FOR THE YEAR
   ENDED OCTOBER   1998    1997    1996
             31,
Advisory Fee           $   $1,102,5$1,049,210
Earned
Advisory Fee               774,067 692,887
Reduction
Brokerage                       0        0
Commissions
Administrative             166,497 158,659
Fee
Shareholder
Services Fee
 PAID BY THE FUND FOR SERVICESIf the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns given for the one-, five- and since inception periods ended OCTOBER 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended OCTOBER 31, 1998.



Share Class        30-Day Period  1 Year          Since Inception*
                               Total Return -- % %
Yield              %              --                  --
Effective Yield    %              --                  --
Tax-Equivalent Yield              %               --        --
* December 3, 1993




TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                        TAXABLE YIELD EQUIVALENT FOR 1998

                          STATE OF ALABAMA
      COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  20.00%    33.00%      36.00%        41.00%        44.60%

      JOINT        $1 -    $42,351 -   $102,301 -     $155,951        OVER

      RETURN      42,350    102,300      155,950       278,450      $278,450



      SINGLE       $1 -    $25,351 -    $61,401 -    $128,101 -       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450



TAX-EXEMPT

YIELD                                  TAXABLE YIELD EQUIVALENT



        2.50%      3.13%     3.73%       3.91%         4.24%         4.51%

        3.00%      3.75%     4.48%       4.69%         5.08%         5.42%

        3.50%      4.38%     5.22%       5.47%         5.93%         6.32%

        4.00%      5.00%     5.97%       6.25%         6.78%         7.22%

        4.50%      5.63%     6.72%       7.03%         7.63%         8.12%

        5.00%      6.25%     7.46%       7.81%         8.47%         9.03%

        5.50%      6.88%     8.21%       8.59%         9.32%         9.93%

        6.00%      7.50%     8.96%       9.38%        10.17%        10.83%

        6.50%      8.13%     9.70%      10.16%        11.02%        11.73%
        7.00%      8.75%    10.45%      10.94%        11.86%        12.64%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


FINANCIAL PUBLICATIONS
THE WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE and MONEY magazines, among others--provide performance statistics over specified time periods.


IBC/DONOGHUE'S MONEY FUND REPORT
Publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.


LIPPER ANALYTICAL SERVICES, INC.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC., AND STANDARD & POOR'S Various publications.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

   MUNICIPAL FUNDS
In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS
In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


INVESTMENT RATINGS

APPENDIX

   STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

ALABAMA MUNICIPAL CASH TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000


DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779


INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, Massachusetts 02266-8600


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222




PROSPECTUS


ARIZONA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES

   A money market mutual fund seeking current income exempt from federal regular income tax and income tax imposed by the State of Arizona.

    FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







          CONTENTS
          Risk/Return Summary
          What are the Fund's Fees and Expenses?
          What are the Fund's Investment Strategies?
          What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
          What do Shares Cost?
          How is the Fund Sold?
          How to Purchase Shares
          How to Redeem Shares
          Account and Share Information
          Who Manages the Fund?
          Financial Information






PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
   The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Arizona income taxes.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

WHAT ARE THE FUND'S FEES AND EXPENSES?

ARIZONA MUNICIPAL CASH TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Arizona Municipal Cash Trust's Institutional Service Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of None offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) ( as a percentage of offering price).                    None
Redemption Fee (as a percentage of amount redeemed, if applicable)      None
Exchange Fee                                                            None
Maximum Account Fee                                                     None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE
NET ASSETS)
Management Fee1                                                         0.50%
Shareholder Services Fee2                                               0.25%
Distribution (12b-1) Fee                                                None
Other Expenses
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED
OCTOBER 31, 1998.
Waiver of Fund expenses1 2
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
---------------------------------------------------------------------------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE SHAREHOLDER SERVICES FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE SHAREHOLDER SERVICES FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in the Arizona Municipal Cash Trust's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Arizona Municipal Cash Trust's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Arizona Municipal Cash Trust's Institutional Service Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR       3          5      10
                                                    YEARS      YEARS  YEARS
Payment of the maximum sales charge            0         0         0        0
Expenses assuming no redemption                0         0         0        0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

   The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX EXEMPT SECURITIES
Tax exempt securities are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES
Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

   CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

   SECTOR RISK
Most of the Fund's securities will be invested in issuers located in Arizona. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.




TEMPORARY INVESTMENTS
During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Arizona income taxes. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

To obtain the Fund's current yield and other information, please call 1-800-341-7400.


HOW IS THE FUND SOLD?

   The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or non-Arizona taxpayers because it invests in Arizona tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention:  EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:
   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD

     You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS


TELEPHONE TRANSACTIONS
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


SHARE CERTIFICATES
The Fund will not issue share certificates.

ACCOUNT AND SHARE INFORMATION


ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Arizona income tax to the extent they are derived from interest on obligations exempt from Arizona income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS
   The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial Highlights to be filed by Amendment)

Arizona SAI                                  11/30/98
ARIZONA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
WORLD-CLASS INVESTMENT MANAGER


FEDERATED INVESTORS, INC.
FEDERATED INVESTORS TOWER
1001 LIBERTY AVENUE
PITTSBURGH, PA 15222-3779
1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

FEDERATED SECURITIES CORP., DISTRIBUTOR

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229696

G02372-01 (12/98)







STATEMENT OF ADDITIONAL INFORMATION



ARIZONA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Arizona Municipal Cash Trust dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.







                   CONTENTS
                   How is the Fund Organized?
                   Securities in Which the Fund Invests
                   What do Shares Cost?
                   How is the Fund Sold?
                   Subaccounting Services
                   Redemption in Kind
                   Massachusetts Partnership Law
                   Account and Share Information
                   Tax Information
                   Who Manages and Provides Services to the Fund?
                   How Does the Fund Measure Performance?
                   Who is Federated Investors, Inc.?
                   Investment Ratings
                   Addresses
STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

CUSIP 314229626
G02372-02 (12/98)

HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established one class of shares of the Fund, known as Institutional Service Shares (Shares).


SECURITIES IN WHICH THE FUND INVESTS

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Arizona income taxes. This policy is fundamental and cannot be changed without shareholder approval.

Other tax-exempt securities in which the Fund invests include:

GENERAL OBLIGATION BONDS are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

MUNICIPAL LEASES
Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation ("COPS"). However, the Fund may also invest directly in individual leases.


   CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The principal risks of investing in a municipal money market fund are described in the Fund's prospectus. An additional risk factor is outlined below.

TAX RISK
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

    INVESTMENT RATINGS
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.


ISSUING SENIOR SECURITIES AND BORROWING MONEY

     The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.


PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.


LENDING CASH OR SECURITIES
The Fund will not lend any assets, except portfolio securities. This shall not prevent the Fund from engaging in transactions permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.


INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.


DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user.

 The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


INVESTING IN RESTRICTED AND ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.


INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.


INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund does not intend to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by a nationally recognized rating service, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


   MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of November 5, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Norwest Investment Services Inc., Minneapolis, Minnesota, owned approximately 15,780,691 shares (40.52%); Zions First National Bank, Salt Lake City, Utah, owned approximately 10,380,224 shares (26.65%); Colonial Trust Co., Personal Division, Phoenix, Arizona, owned approximately 4,762,599 shares (12.23%); Dain Rauscher Incorporated, Money Market Operations, Minneapolis, Minnesota, owned approximately 3,159,135 shares (8.11%); and PJH Prime Account, Sundown Equipment LLC, Phoenix, Arizona, owned approximately 2,031,251 shares (5.22%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES
Under existing Arizona laws, distributions made by the Fund will not be subject to Arizona individual or corporate income taxes to the extent that such distributions qualify as exempt-interest dividends under Internal Revenue Code and represent (I) interest income received on obligations of the United States or its territories or possessions; and (ii) interest income received on obligations of Arizona or its political subdivisions. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Arizona income taxes.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.As of November 5, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


JOHN F. DONAHUE*#
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: July 28, 1924
  Chairman and Trustee
Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


THOMAS G. BIGLEY
  15 Old Timber Trail
  Pittsburgh, PA
  Birthdate: February 3, 1934
  Trustee
Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN T. CONROY, JR.
  Wood/IPC Commercial Department
  John R. Wood and Associates, Inc., Realtors
  3255 Tamiami Trail North
  Naples, FL
  Birthdate: June 23, 1937
  Trustee

     Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


WILLIAM J. COPELAND
  One PNC Plaza - 23rd Floor
  Pittsburgh, PA
  Birthdate: July 4, 1918
  Trustee
Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


JAMES E. DOWD, ESQ.
  571 Hayward Mill Road
  Concord, MA
  Birthdate: May 18, 1922
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


LAWRENCE D. ELLIS, M.D.*
  3471 Fifth Avenue, Suite 1111
  Pittsburgh, PA
  Birthdate: October 11, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly: Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


EDWARD L. FLAHERTY, JR., ESQ.#
  Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
  Birthdate: June 18, 1924
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


PETER E. MADDEN
  One Royal Palm Way
  100 Royal Palm Way
  Palm Beach, FL
  Birthdate: March 16, 1942
  Trustee
Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN E. MURRAY, JR., J.D., S.J.D.
  President
  Duquesne University
  Pittsburgh, PA
  Birthdate: December 20, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


WESLEY W. POSVAR
  1202 Cathedral of Learning
  University of Pittsburgh
  Pittsburgh, PA
  Birthdate: September 14, 1925
  Trustee
Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


MARJORIE P. SMUTS
  4905 Bayard Street
  Pittsburgh, PA
  Birthdate: June 21, 1935
  Trustee
Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


GLEN R. JOHNSON *
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 2, 1929
  President and Trustee
Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust $______

Compensation from Federated Fund Complex  $ 0


J. CHRISTOPHER DONAHUE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: April 11, 1949
  Executive Vice President
President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


EDWARD C. GONZALES
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 22, 1930
  Executive Vice President
Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


JOHN W. MCGONIGLE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 26, 1938
  Executive Vice President, Secretary and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


RICHARD B. FISHER
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 17, 1923
  Vice President
President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

      MAXIMUM    AVERAGE AGGREGATE DAILY
ADMINISTRATIVE         NET ASSETS OF THE
          FEE            FEDERATED FUNDS
0.150 of 1%     on the first $250
                million
0.125 of 1%     on the next $250 million
0.100 of 1%     on the next $250 million
0.075 of 1%     on assets in excess of
                $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES
    FOR THE YEAR
   ENDED OCTOBER   1998  *
             31,
Advisory Fee           $
Earned
Advisory Fee
Reduction
Brokerage
Commissions
Administrative
Fee
Shareholder
Services Fee
Institutional
Service Shares
*  From the Fund's inception (May 30, 1998) to October 31, 1998.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns given for the one-, five- and since inception periods ended OCTOBER 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended OCTOBER 31, 1998.



Share Class
INSTITUTIONAL SERVICE SHARES      30-Day Period        Since Inception*
                                Total Return -- %
Yield              %              --
Effective Yield    %              --
Tax-Equivalent Yield              %               --
* May 30, 1998



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
   Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                        TAXABLE YIELD EQUIVALENT FOR 1998

                                STATE OF ARIZONA
COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  18.30%    32.80%      35.80%        41.17%        44.77%



SINGLE             $1 -    $25,351 -    $61,401 -    $128,101 -       OVER

RETURN            25,350    61,400       128,100       278,450      $278,450



TAX-EXEMPT

YIELD                                  TAXABLE YIELD EQUIVALENT



        1.50%      1.84%     2.23%       2.34%         2.55%         2.72%

        2.00%      2.45%     2.98%       3.12%         3.40%         3.62%

        2.50%      3.06%     3.72%       3.89%         4.25%         4.53%

        3.00%      3.67%     4.46%       4.67%         5.10%         5.43%

        3.50%      4.28%     5.21%       5.45%         5.95%         6.34%

        4.00%      4.90%     5.95%       6.23%         6.80%         7.24%

        4.50%      5.51%     6.70%       7.01%         7.65%         8.15%

        5.00%      6.12%     7.44%       7.79%         8.50%         9.05%

        5.50%      6.73%     8.18%       8.57%         9.35%         9.96%
        6.00%      7.34%     8.93%       9.35%        10.20%        10.86%
        6.50%      7.96%     9.67%      10.12%        11.05%        11.77%
        7.00%      8.57%    10.42%      10.90%        11.90%        12.67%
        7.50%      9.18%    11.16%      11.68%        12.75%        13.58%
        8.00%      9.79%    11.90%      12.46%        13.60%        14.48%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                        TAXABLE YIELD EQUIVALENT FOR 1998

                          STATE OF ARIZONA
COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  18.30%    31.90%      35.80%        40.80%        44.77%



SINGLE             $1 -    $42,351 -   $102,301 -    $155,951 -       OVER

RETURN            42,350    102,300      155,950       278,450      $278,450



TAX-EXEMPT

YIELD                                  TAXABLE YIELD EQUIVALENT



        1.50%      1.84%     2.20%       2.34%         2.53%         2.72%

        2.00%      2.45%     2.94%       3.12%         3.38%         3.62%

        2.50%      3.06%     3.67%       3.89%         4.22%         4.53%

        3.00%      3.67%     4.41%       4.67%         5.07%         5.43%

        3.50%      4.28%     5.14%       5.45%         5.91%         6.34%

        4.00%      4.90%     5.87%       6.23%         6.76%         7.24%

        4.50%      5.51%     6.61%       7.01%         7.60%         8.15%

        5.00%      6.12%     7.34%       7.79%         8.45%         9.05%

        5.50%      6.73%     8.08%       8.57%         9.29%         9.96%
        6.00%      7.34%     8.81%       9.35%        10.14%        10.86%
        6.50%      7.96%     9.54%      10.12%        10.98%        11.77%
        7.00%      8.57%    10.28%      10.90%        11.82%        12.67%
        7.50%      9.18%    11.01%      11.68%        12.67%        13.58%
        8.00%      9.79%    11.75%      12.46%        13.51%        14.48%

NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS.

 .

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


FINANCIAL PUBLICATIONS
THE WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE and MONEY magazines, among others--provide performance statistics over specified time periods.


IBC/DONOGHUE'S MONEY FUND REPORT
Publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.


LIPPER ANALYTICAL SERVICES, INC.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC., AND STANDARD & POOR'S Various publications.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

   MUNICIPAL FUNDS
In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS
In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


INVESTMENT RATINGS

APPENDIX

   STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

     F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

ARIZONA MUNICIPAL CASH TRUST

Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000


DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779


INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, Massachusetts 02266-8600


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222




PROSPECTUS


CALIFORNIA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California.



FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







          CONTENTS
          Risk/Return Summary
          What are the Fund's Fees and Expenses?
          What are the Fund's Investment Strategies?
          What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
          What do Shares Cost?
          How is the Fund Sold?
          How to Purchase Shares
          How to Redeem Shares
          Account and Share Information
          Who Manages the Fund?
          Financial Information




PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and California state income tax.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total return of Institutional Shares of California Municipal Cash Trust as of the calendar year-end of one year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 3.50%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended 1997. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for the calendar year is stated directly at the top of the respective bar, for the calendar year 1997, is 3.47%.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SHARES CLASS ON A YEARLY BASIS.
THE FUND'S INSTITUTIONAL SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE. 7-DAY NET YIELD AS OF (12/31/97)* WAS 3.70%.
THE FUND'S INSTITUTIONAL SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.78%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 0.90% (QUARTER ENDED JUNE 30, 1997). ITS LOWEST QUARTERLY RETURN WAS 0.79% (QUARTER ENDED MARCH 31, 1997). *INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400.

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

CALIFORNIA MUNICIPAL CASH TRUST
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the California Municipal Cash Trust's Institutional Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of       None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase None price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other None Distributions) ( as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)         None
Exchange Fee                                                               None
Maximum Account Fee                                                        None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee1                                                            0.50%
Shareholder Services Fee2                                                  0.25%
Distribution (12b-1) Fee                                                   None
Other Expenses
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED OCTOBER
31, 1998.
Waiver of Fund expenses 1 2
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
--------------------------------------------------------------------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE SHAREHOLDER SERVICES FEE HAS BEEN VOLUNTARILY WAIVED. THIS VOLUNTARY WAIVER CAN BE TERMINATED AT ANY TIME. THE SHAREHOLDER SERVICES FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in the California Municipal Cash Trust's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the California Municipal Cash Trust's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the California Municipal Cash Trust's Institutional Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR      3          5        10 YEARS
                                                    YEARS      YEARS
Payment of the maximum sales charge        0          0          0         0
Expenses assuming no redemption            0          0          0         0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX-EXEMPT SECURITIES
Tax-exempt securities are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment. FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES
Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.




WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


SECTOR RISK
Most of the Fund's securities will be invested in issuers located in California. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



TEMPORARY INVESTMENTS

During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and California state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 9:00 a.m. Pacific time (12:00 noon Eastern time), 10:00 a.m. Pacific time (1:00 p.m. Eastern time), and as of the end of regular trading (normally 1:00 p.m. Pacific time or 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.




HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 10:00 a.m.
Pacific time (1:00 p.m. Eastern time.)
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 12:00 noon Pacific time (3:00 p.m. Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 1:00 p.m. Pacific time or 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 9:00 a.m. Pacific time (12:00 noon Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 9:00 a.m. Pacific time (12:00 noon Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 9:00 a.m. Pacific time (12:00 noon Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day.


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS


The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from California state personal income tax to the extent they are derived from interest on obligations exempt from California personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.




FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial Statements to be filed by Amendment)

CALIFORNIA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229675

G00300-01-IS (12/98)








PROSPECTUS


CALIFORNIA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California.



FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                CONTENTS
                Risk/Return Summary
                What are the Fund's Fees and Expenses?
                What are the Fund's Investment Strategies?
                What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
                What do Shares Cost?
                How is the Fund Sold?
                How to Purchase Shares
                How to Redeem Shares
                Account and Share Information
                Who Manages the Fund?
                Financial Information






PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and California state income tax.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total return of Institutional Service Shares of California Municipal Cash Trust as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 3.50%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares' start of business through the calendar year ended 1997. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar year 1997, is 3.21%.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SERVICE SHARES CLASS ON A YEARLY BASIS.
THE FUND'S INSTITUTIONAL SERVICE SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE
(LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE.
7-DAY NET YIELD AS OF (12/31/97)* WAS 3.45%.
THE FUND'S INSTITUTIONAL SERVICE SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.72%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 0.84% (QUARTER ENDED JUNE 30, 1997). ITS LOWEST QUARTERLY RETURN WAS 0.73% (QUARTER ENDED MARCH 31,
1997). * INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

CALIFORNIA MUNICIPAL CASH TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the California Municipal Cash Trust's Institutional Service Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of None offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original       None
purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other None Distributions) ( as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)      None
Exchange Fee                                                            None
Maximum Account Fee                                                     None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee1                                                         0.50%
Shareholder Services Fee                                                0.25%
Distribution (12b-1) Fee                                                None
Other Expenses
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED OCTOBER
31, 1998.
Waiver of Fund expenses1
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
------------------------------------------------------------------------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the California Municipal Cash Trust's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the California Municipal Cash Trust's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the California Municipal Cash Trust's Institutional Service Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR      3          5        10
                                                    YEARS      YEARS     YEARS
Payment of the maximum sales charge        0          0          0         0
Expenses assuming no redemption            0          0          0         0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX-EXEMPT SECURITIES
Tax-exempt securities are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment. FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES
Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.




WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


SECTOR RISK
Most of the Fund's securities will be invested in issuers located in California. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.




TEMPORARY INVESTMENTS


During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and California state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 9:00 a.m. Pacific time (12:00 noon Eastern time), 10:00 a.m. Pacific time (1:00 p.m. Eastern time), and as of the end of regular trading (normally 1:00 p.m. Pacific time or 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.




HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 10:00 a.m.
Pacific time (1:00 p.m. Eastern time.)
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 12:00 noon Pacific time (3:00 p.m. Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention:  EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:
   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 1:00 p.m. Pacific time or 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 9:00 a.m. Pacific time (12:00 noon Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before 9:00 a.m. Pacific time (12:00 noon Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 9:00 a.m. Pacific time (12:00 noon Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 11:00 a.m. Pacific time (2:00 p.m. Eastern time).


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD

     You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS


TELEPHONE TRANSACTIONS


The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION


ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from California state personal income tax to the extent they are derived from interest on obligations exempt from California personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial Statements to be filed by Amendment)

                                3  CA SAI
CALIFORNIA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
WORLD-CLASS INVESTMENT MANAGER

FEDERATED INVESTORS, INC.
FEDERATED INVESTORS TOWER
1001 LIBERTY AVENUE
PITTSBURGH, PA 15222-3779
1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

FEDERATED SECURITIES CORP., DISTRIBUTOR

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229766

G00329-01-SS (12/98)








STATEMENT OF ADDITIONAL INFORMATION



CALIFORNIA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for California Municipal Cash Trust dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.







                     CONTENTS
                     How is the Fund Organized?
                     Securities in Which the Fund Invests
                     What do Shares Cost?
                     How is the Fund Sold?
                     Subaccounting Services
                     Massachusetts Partnership Law
                     Redemption in Kind
                     Account and Share Information
                     Tax Information
                     Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                     Who is Federated Investors, Inc.?
                     Investment Ratings
                     Addresses








STATEMENT DATED DECEMBER 31, 1998



[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

CUSIP 314229675
CUSIP 314229766


G00329-02 (12/98)

HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to all of the classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and California state income tax. This policy is fundamental and cannot be changed without shareholder approval.





Other tax-exempt securities in which the Fund invests include:

GENERAL OBLIGATION BONDS are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

MUNICIPAL LEASES
Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.


CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The principal risks of investing in a municipal money market fund are described in the Fund's prospectus. An additional risk factor is outlined below.

TAX RISK
In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.


INVESTMENT RATINGS
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions. ISSUING SENIOR SECURITIES AND BORROWING MONEY The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued California tax-exempt securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations and the Trust's Declaration of Trust.

INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash, or certain money market instruments, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

INVESTMENTS IN ANY ONE ISSUER
With respect to securities comprising 75% of its assets, the Fund will not invest more than 10% of its total assets in the securities of any one issuer (except cash and cash items, repurchase agreements collateralized by U.S. government securities, and U.S. government obligations.) Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days after notice.

INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders. DETERMINING MARKET VALUE OF SECURITIES The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.




MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.




REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of November 6, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares: Repub & Co., Imperial Trust Company, Los Angeles, California, owned approximately 20,139,300 shares (48.30%); Santa Monica Bank, Santa Monica, California, owned approximately 5,861,336 shares (14.06%); Union Safe Deposit Bank, Stockton, California, owned approximately 5,315,280 shares (12.75%); Bank of Stockton, Stockton, California, owned approximately 4,068,922 shares (9.76%); and Palsan Company, Sumitomo Bank of California, San Francisco, California, owned approximately 2,789,063 shares (6.69%).

As of November 6, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Piper Jaffray Inc., for the exclusive benefit of its customers, Minneapolis, Minnesota, owned approximately 56,415,496 shares (15.52%); Capital Network Services, Inc., San Francisco, California, owned approximately 30,186,881 shares (8.30%); UBS AG, Omnibus Reinvest Account, New York, New York, owned approximately 26,357,356 shares (7.25%); and NAIDOT & Co., Bessemer Trust Company, Woodbridge, New Jersey, owned approximately 21,770,400 shares (5.99%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES
Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50 percent of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written note designating exempt- interest dividends within 60 days after the close of its taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to California individual income taxes.

Dividends of the Fund are not exempt from the California taxes payable by corporations.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.As of November 6, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


JOHN F. DONAHUE*#
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: July 28, 1924
  Chairman and Trustee
Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


THOMAS G. BIGLEY
  15 Old Timber Trail
  Pittsburgh, PA
  Birthdate: February 3, 1934
  Trustee
Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN T. CONROY, JR.
  Wood/IPC Commercial Department
  John R. Wood and Associates, Inc., Realtors
  3255 Tamiami Trail North
  Naples, FL
  Birthdate: June 23, 1937
  Trustee

     Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


WILLIAM J. COPELAND
  One PNC Plaza - 23rd Floor
  Pittsburgh, PA
  Birthdate: July 4, 1918
  Trustee
Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


JAMES E. DOWD, ESQ.
  571 Hayward Mill Road
  Concord, MA
  Birthdate: May 18, 1922
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


LAWRENCE D. ELLIS, M.D.*
  3471 Fifth Avenue, Suite 1111
  Pittsburgh, PA
  Birthdate: October 11, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly: Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


EDWARD L. FLAHERTY, JR., ESQ.#
  Miller, Ament, Henny & Kochuba
  205 Ross Street
  Pittsburgh, PA
  Birthdate: June 18, 1924
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


PETER E. MADDEN
  One Royal Palm Way
  100 Royal Palm Way
  Palm Beach, FL
  Birthdate: March 16, 1942
  Trustee
Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222

JOHN E. MURRAY, JR., J.D., S.J.D.
  President
  Duquesne University
  Pittsburgh, PA
  Birthdate: December 20, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


WESLEY W. POSVAR
  1202 Cathedral of Learning
  University of Pittsburgh
  Pittsburgh, PA
  Birthdate: September 14, 1925
  Trustee
Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


MARJORIE P. SMUTS
  4905 Bayard Street
  Pittsburgh, PA
  Birthdate: June 21, 1935
  Trustee

     Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly: National Spokesperson, Aluminum Company of America; business owner.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


GLEN R. JOHNSON*
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 2, 1929
  President and Trustee
Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust $______

Compensation from Federated Fund Complex  $ 0


J. CHRISTOPHER DONAHUE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: April 11, 1949
  Executive Vice President
President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


EDWARD C. GONZALES
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 22, 1930
  Executive Vice President
Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


JOHN W. MCGONIGLE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 26, 1938
  Executive Vice President, Secretary and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


RICHARD B. FISHER
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 17, 1923
  Vice President
President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

      MAXIMUM    AVERAGE AGGREGATE DAILY
ADMINISTRATIVE         NET ASSETS OF THE
          FEE            FEDERATED FUNDS
0.150 of 1%     on the first $250
                million
0.125 of 1%     on the next $250 million
0.100 of 1%     on the next $250 million
0.075 of 1%     on assets in excess of
                $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund. FEES PAID BY THE FUND FOR SERVICES

     FOR THE YEAR
ENDED OCTOBER 31,  1998    1997     1996
Advisory Fee               $1,047,53$501,955
Earned
Advisory Fee               $1,026,07$501,955
Reduction
Brokerage                       $0      $0
Commissions
Administrative             $167,256 $145,082
Fee
Shareholder
Services Fee
   Institutional           $74,743
Shares
   Institutional           $449,026
Service Shares
Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns given for the one-year, five-year and since inception periods ended OCTOBER 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended OCTOBER 31, 1998.



Share Class        30-Day Period  1 Year          5 Years   Since Inception*
INSTITUTIONAL SHARES
Total Return       --             %               %               %
Yield              %              --              --              --
Effective Yield    %              --              --              --
Tax-Equivalent Yield              %               --  --                --
* March 4, 1996


Share Class        30-Day Period  1 Year          5 Years   Since Inception*
INSTITUTIONAL SERVICE SHARES
Total Return       --             %               %               %
Yield              %              --              --              --
Effective Yield    %              --              --              --
Tax-Equivalent Yield              %               --  --                --
* March 15, 1989

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE


Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                               TAXABLE YIELD EQUIVALENT FOR 1998
                                   STATE OF CALIFORNIA
COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  23.00%    37.30%      40.30%        45.30%        48.90%
SINGLE             $1 -    $25,351 -    $61,401 -    $128,101 -       OVER
RETURN            25,350    61,400       128,100       278,450      $278,450

TAX-EXEMPT
YIELD                                  TAXABLE YIELD EQUIVALENT

        1.50%      1.95%     2.39%       2.51%         2.74%         2.94%
        2.00%      2.60%     3.19%       3.35%         3.66%         3.91%
        2.50%      3.25%     3.99%       4.19%         4.57%         4.89%
        3.00%      3.90%     4.78%       5.03%         5.48%         5.87%
        3.50%      4.55%     5.58%       5.86%         6.40%         6.85%
        4.00%      5.19%     6.38%       6.70%         7.31%         7.83%
        4.50%      5.84%     7.18%       7.54%         8.23%         8.81%
        5.00%      6.49%     7.97%       8.38%         9.14%         9.78%
        5.50%      7.14%     8.77%       9.21%        10.05%        10.76%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                            TAXABLE YIELD EQUIVALENT FOR 1998
                                   STATE OF CALIFORNIA
COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                   21.00%   37.30%      40.30%         45.30%        48.90%
JOINT              $1 -    $42,351 -   $102,301 -    $155,951 -       OVER
RETURN            42,350    102,300      155,950       278,450       278,450

TAX-EXEMPT
YIELD                                  TAXABLE YIELD EQUIVALENT

        1.50%      1.90%     2.39%       2.51%         2.74%         2.94%
        2.00%      2.53%     3.19%       3.35%         3.66%         3.91%
        2.50%      3.16%     3.99%       4.19%         4.57%         4.89%
        3.00%      3.80%     4.78%       5.03%         5.48%         5.87%
        3.50%      4.43%     5.58%       5.86%         6.40%         6.85%
        4.00%      5.06%     6.38%       6.70%         7.31%         7.83%
        4.50%      5.70%     7.18%       7.54%         8.23%         8.81%
        5.00%      6.33%     7.97%       8.38%         9.14%         9.78%
        5.50%      6.96%     8.77%       9.21%        10.05%        10.76%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


FINANCIAL PUBLICATIONS
THE WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE and MONEY magazines, among others--provide performance statistics over specified time periods.


IBC/DONOGHUE'S MONEY FUND REPORT
Publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.


LIPPER ANALYTICAL SERVICES, INC.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



EQUITY FUNDS
In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


INVESTMENT RATINGS


STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

CALIFORNIA  MUNICIPAL CASH TRUST

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222







PROSPECTUS


FLORIDA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


CASH II SHARES



A money market mutual fund seeking current income exempt from federal regular income tax and the Florida intangibles tax.



FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                 CONTENTS
                 Risk/Return Summary
                 What are the Fund's Fees and Expenses?
                 What are the Fund's Investment Strategies?
                 What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
                 What do Shares Cost?
                 How is the Fund Sold?
                 How to Purchase Shares
                 How to Redeem Shares
                 Account and Share Information
                 Who Manages the Fund?
                 Financial Information










PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Florida consistent with stability of principal and liquidity.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and the personal income taxes imposed by the State of Florida.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Cash II Shares of Florida Municipal Cash Trust as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of ____% up to ____%.

The `x' axis represents calculation periods from the earliest calendar year end of the Cash II Shares' start of business through the calendar year ended 1997. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Cash II Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1997 the total returns are 2.95% and 2.97%, respectively.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S CASH II CLASS ON A YEARLY
BASIS.
THE FUND'S CASH II SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE. 7-DAY NET YIELD AS OF (12/31/97)* WAS 3.19%. THE FUND'S CASH II SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 2.86%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 0.77% (QUARTER ENDED DECEMBER 30, 1997). ITS LOWEST QUARTERLY RETURN WAS 0.66% (QUARTER ENDED MARCH 31, 1997).
* INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400.
WHILE PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE, THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL REWARDS.

WHAT ARE THE FUND'S FEES AND EXPENSES?

 FLORIDA MUNICIPAL CASH TRUST
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Florida Municipal Cash Trust's Cash II Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
as a percentage of  offering price                                  None

Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase
          price or redemption proceeds, as applicable)              None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions)
          ( as a percentage of offering price).                     None
Redemption Fee (as a percentage of amount redeemed, if applicable)  None
Exchange Fee                                                        None
Maximum Account Fee                                                 None
ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE
NET ASSETS)
Management Fee (1).                                                 0.40%
Shareholder Services Fee                                            0.25%
Distribution (12b-1) Fee (2)                                        0.25%
Other Expenses
TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS)
ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH
THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED OCTOBER
31, 1998.
Waiver of Fund expenses 1 2
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE DISTRIBUTION (12B-1) FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE DISTRIBUTION (12B-1) FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in the Florida Municipal Cash Trust's Cash II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Florida Municipal Cash Trust's Cash II Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Florida Municipal Cash Trust's Cash II Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR       3          5      10
                                                    YEARS      YEARS  YEARS
Payment of the maximum sales charge            0         0         0        0
Expenses assuming no redemption                0         0         0        0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX-EXEMPT SECURITIES are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.






WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK
Most of the Fund's securities will be invested in issuers located in Florida. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



TEMPORARY INVESTMENTS


During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the Florida intangibles tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Cash II Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Cash II Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Florida taxpayers because it invests in Florida tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.




HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company, Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention:  EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL
You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD

     You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS


The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Florida intangibles tax to the extent they are derived from interest on obligations exempt from the Florida intangibles tax. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.




FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial statements to be filed by Amendment)

FLORIDA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


CASH II SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229683
G00537-02-CII (12/98)







PROSPECTUS


FLORIDA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and theFLorida intangibles tax.



FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.







                  CONTENTS
                  Risk/Return Summary
                  What are the Fund's Fees and Expenses?
                  What are the Fund's Investment Strategies?
                  What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
                  What do Shares Cost?
                  How is the Fund Sold?
                  How to Purchase Shares
                  How to Redeem Shares
                  Account and Share Information
                  Who Manages the Fund?
                  Financial Information




PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Florida consistent with stability of principal and liquidity.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Florida dividend and interest income tax.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Florida Municipal Cash Trust as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of ____% up to____%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended 1997. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1997, the total returns are 3.59%, 3.13%, and 3.23%, respectively.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SHARES CLASS ON A YEARLY BASIS.
THE FUND'S INSTITUTIONAL SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE. 7-DAY NET YIELD AS OF (12/31/97)* WAS 3.45%.
THE FUND'S INSTITUTIONAL SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 3.13%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 0.93% (QUARTER ENDED JUNE 30, 1995). ITS LOWEST QUARTERLY RETURN WAS 0.72% (QUARTER ENDED MARCH 31, 1997).
* INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

FLORIDA MUNICIPAL CASH TRUST
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Florida Municipal Cash Trust's Institutional Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of            None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, as applicable)                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) ( as a percentage of offering price).                            None
Redemption Fee (as a percentage of amount redeemed, if applicable)              None
Exchange Fee                                                                    None
Maximum Account Fee                                                             None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management Fee1                                                                 0.40%
Shareholder Services Fee                                                        0.25%
Distribution (12b-1) Fee2                                                       0.25%
Other Expenses                                                                  0.12%
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) 0.77% Although not
contractually obligated to do so, the adviser waived and distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund
ACTUALLY paid for the fiscal year ended October 31, 1998. Waiver of Fund expenses 1, 2
                                                                                0.19%
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)                   0.58%

--------------------------------------------------------------------------

1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE DISTRIBUTION (12B-1) FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE DISTRIBUTION (12B-1) FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Florida Municipal Cash Trust's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Florida Municipal Cash Trust's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Florida Municipal Cash Trust's Institutional Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR       3          5      10
                                                    YEARS      YEARS  YEARS
Payment of the maximum sales charge            0         0         0        0
Expenses assuming no redemption              $79      $246      $428     $954

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX EXEMPT SECURITIES are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.






WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK
Most of the Fund's securities will be invested in issuers located in Florida. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



TEMPORARY INVESTMENTS


During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the Florida intangibles tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Cash II Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Florida taxpayers because it invests in Florida tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.




HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD
You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS


The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Florida intangibles tax to the extent they are derived from interest on obligations exempt from the Florida intangibles tax. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial statements to be filed by Amendment)

FL_sai  17
FLORIDA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229758
005392 (12/98)







STATEMENT OF ADDITIONAL INFORMATION



FLORIDA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES
CASH II SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Florida Municipal Cash Trust dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.







                            CONTENTS
                            How is the Fund Organized?
                            Securities in Which the Fund Invests
                            What do Shares Cost?
                            How is the Fund Sold?
                            Subaccounting Services
                            Redemption in Kind
                            Massachusetts Partnership Law
                            Account and Share Information
                            Tax Information
                            Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                            Who is Federated Investors, Inc.?
                            Investment Ratings
                            Addresses
STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

CUSIP 314229758
CUSIP 314229683


G00537-01 (12/98)

HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Cash II Shares (Shares). This SAI relates to both of the classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and the Florida intangibles tax. This policy is fundamental and cannot be changed without shareholder approval.





Other tax-exempt securities in which the Fund invests include:

GENERAL OBLIGATION BONDS are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

MUNICIPAL LEASES
Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.



CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The principal risks of investing in a municipal money market fund are described in the Fund's prospectus. An additional risk factor is outlined below.


TAX RISK
In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.




INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating service or be of comparable quality to securities having such ratings. A rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.


PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.


LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.


INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.


INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.


INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.


REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.




SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.




MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Board enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.




ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of November 5, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares: PCA Family Health Plans, Louisville, Kentucky, owned approximately 8,022,480 Shares (5.12%); Lynspen & Co., Birmingham, Alabama, owned approximately 9,067,780 Shares (5.79%); MIFLA & Co., Milwaukee, Wisconsin, owned approximately 10,040,150 Shares (6.41%); Saxon & Co., Lester, Pennsylvania, owned approximately 14,154,740 Shares (9.04%); and Calhoun & Co., Detroit, Michigan, owned approximately 23,894,175 Shares (15.26%).

As of November 5, 1998, the following shareholder owned of record, beneficially, or both, 5% or more of the outstanding Cash II Shares: Trustman, Atlanta, Georgia, owned approximately 68,263,993 Shares (92.21%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

FLORIDA INTANGIBLES TAX
Shareholders of the Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if all of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. As described earlier, the Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. Accordingly, the value of the Fund shares held by a shareholder should under normal circumstances be exempt from the Florida intangibles tax.

However, if the portfolio consists of any assets which are not so exempt on the annual assessment date, only the portion of the shares of the Fund which relate to securities issued by the United States and its possessions and territories will be exempt from the Florida intangibles tax, even if they partly relate to Florida tax-exempt securities.


FLORIDA STATE MUNICIPAL TAXATION
In a majority of states that have an income tax, dividends paid by a mutual fund attributable to investments in a particular state's municipal obligations are exempt from both federal and such state's income tax. If Florida were to adopt an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Florida state and local municipal obligations would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Florida state income tax. A constitutional amendment approved by referendum would be required before an individual tax could be imposed.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.As of November 5, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


JOHN F. DONAHUE*#
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: July 28, 1924
  Chairman and Trustee
Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


THOMAS G. BIGLEY
  15 Old Timber Trail
  Pittsburgh, PA
  Birthdate: February 3, 1934
  Trustee
Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN T. CONROY, JR.
  Wood/IPC Commercial Department
  John R. Wood and Associates, Inc., Realtors
  3255 Tamiami Trail North
  Naples, FL
  Birthdate: June 23, 1937
  Trustee

     Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


WILLIAM J. COPELAND
  One PNC Plaza - 23rd Floor
  Pittsburgh, PA
  Birthdate: July 4, 1918
  Trustee
Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


JAMES E. DOWD, ESQ.
  571 Hayward Mill Road
  Concord, MA
  Birthdate: May 18, 1922
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


LAWRENCE D. ELLIS, M.D.*
  3471 Fifth Avenue, Suite 1111
  Pittsburgh, PA
  Birthdate: October 11, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly: Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


EDWARD L. FLAHERTY, JR., ESQ.#
  Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
  Birthdate: June 18, 1924
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


PETER E. MADDEN
  One Royal Palm Way
  100 Royal Palm Way
  Palm Beach, FL
  Birthdate: March 16, 1942
  Trustee
Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN E. MURRAY, JR., J.D., S.J.D.
  President
  Duquesne University
  Pittsburgh, PA
  Birthdate: December 20, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


WESLEY W. POSVAR
  1202 Cathedral of Learning
  University of Pittsburgh
  Pittsburgh, PA
  Birthdate: September 14, 1925
  Trustee
Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


MARJORIE P. SMUTS
  4905 Bayard Street
  Pittsburgh, PA
  Birthdate: June 21, 1935
  Trustee

     Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly: National Spokesperson, Aluminum Company of America; business owner.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


GLEN R. JOHNSON *
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 2, 1929
  President and Trustee
Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust $______

Compensation from Federated Fund Complex  $ 0


J. CHRISTOPHER DONAHUE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: April 11, 1949
  Executive Vice President
President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


EDWARD C. GONZALES
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 22, 1930
  Executive Vice President
Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust $0
Compensation from Federated Fund Complex  $0


JOHN W. MCGONIGLE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 26, 1938
  Executive Vice President, Secretary and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust $0
Compensation from Federated Fund Complex  $0


RICHARD B. FISHER
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 17, 1923
  Vice President
President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust $0
Compensation from Federated Fund Complex  $0

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

      MAXIMUM    AVERAGE AGGREGATE DAILY
ADMINISTRATIVE         NET ASSETS OF THE
          FEE            FEDERATED FUNDS
0.150 of 1%     on the first $250
                million
0.125 of 1%     on the next $250 million
0.100 of 1%     on the next $250 million
0.075 of 1%     on assets in excess of
                $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES
    FOR THE YEAR
   ENDED OCTOBER   1998    1997    1996
             31,
Advisory Fee           $   $2,318,6$1,558,498
Earned
Advisory Fee               1,092,531,071,607
Reduction
Brokerage                       0        0
Commissions
Administrative             437,669 294,886
Fee
12b-1 Fee
  Institutional                 0
  Shares
  Cash II Shares           217,783
Shareholder
Services Fee
  Institutional            1,231,376
  Shares
  Cash Series              217,783
  Shares

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-years and since inception periods ended OCTOBER 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended OCTOBER 31, 1998.

Share Class        30-Day Period  1 Year          5 Years   Since Inception*
                              INSTITUTIONAL SHARES
Total Return       --             %               %               %
Yield              %              --              --              --
Effective Yield    %              --              --              --
Tax-Equivalent Yield              %               --  --                --
* September 21, 1994


Share Class        30-Day Period  1 Year          5 Years   Since Inception*
                                 CASH II SHARES
Total Return       --             %               --              %
Yield              %              --              --              --
Effective Yield    %              --              --              --
Tax-Equivalent Yield              %               --  --                --
* November 27, 1995

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE


Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                        TAXABLE YIELD EQUIVALENT FOR 1998
                            MULTISTATE MUNICIPAL FUND
                           FEDERAL INCOME TAX BRACKET:

                  15.00%    28.00%       31.00%        36.00%        39.60%




      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER

      RETURN      42,350    102,300      155,950       278,450      $278,450



      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450


Tax-Exempt

Yield                         Taxable Yield Equivalent


        1.00%      1.18%     1.39%       1.45%         1.56%         1.66%

        1.50%      1.76%     2.08%       2.17%         2.34%         2.48%

        2.00%      2.35%     2.78%       2.90%         3.13%         3.31%

        2.50%      2.94%     3.47%       3.62%         3.91%         4.14%

        3.00%      3.53%     4.17%       4.35%         4.69%         4.97%

        3.50%      4.12%     4.86%       5.07%         5.47%         5.79%

        4.00%      4.71%     5.56%       5.80%         6.25%         6.62%

        4.50%      5.29%     6.25%       6.52%         7.03%         7.45%

        5.00%      5.88%     6.94%       7.25%         7.81%         8.28%

        5.50%      6.47%     7.64%       7.97%         8.59%         9.11%

        6.00%      7.06%     8.33%       8.70%         9.38%         9.93%

        6.50%      7.65%     9.03%       9.42%        10.16%        10.76%

        7.00%      8.24%     9.72%      10.14%        10.94%        11.59%

        7.50%      8.82%    10.42%      10.87%        11.72%        12.42%

        8.00%      9.41%    11.11%      11.59%        12.50%        13.25%


     Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

                        TAXABLE YIELD EQUIVALENT FOR 1998

                          State of Florida
                           FEDERAL INCOME TAX BRACKET:
                  15.00%    28.00%       31.00%        36.00%        39.60%




      JOINT           $1    $42,351     $102,301      $155,951        OVER

      RETURN      42,350    102,300      155,950       278,450       278,450



      SINGLE          $1    $25,351      $61,401      $128,101        OVER

      RETURN      25,350    61,400       128,100       278,450       278,450


Tax-Exempt

Yield                         Taxable Yield Equivalent


        1.00%      1.38%     1.59%       1.65%         1.76%         1.86%

        1.50%      1.96%     2.28%       2.37%         2.54%         2.68%

        2.00%      2.55%     2.98%       3.10%         3.33%         3.51%

        2.50%      3.14%     3.67%       3.82%         4.11%         4.34%

        3.00%      3.73%     4.37%       4.55%         4.89%         5.17%

        3.50%      4.32%     5.06%       5.27%         5.67%         5.99%

        4.00%      4.91%     5.76%       6.00%         6.45%         6.82%

        4.50%      5.49%     6.45%       6.72%         7.23%         7.65%

        5.00%      6.08%     7.14%       7.45%         8.01%         8.48%

        5.50%      6.67%     7.84%       8.17%         8.79%         9.31%

        6.00%      7.26%     8.53%       8.90%         9.58%        10.13%

        6.50%      7.85%     9.23%       9.62%        10.36%        10.96%

        7.00%      8.44%     9.92%      10.34%        11.14%        11.79%

        7.50%      9.02%    10.62%      11.07%        11.92%        12.62%

        8.00%      9.61%    11.31%      11.79%        12.70%        13.45%


      Note: The State of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness, at the rate of $2.00 per $1,000 of the properties' market value as of January 1st. Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table. In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 20 basis point incremental benefit resulting from the avoidance of this tax.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


FINANCIAL PUBLICATIONS
THE WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE and MONEY magazines, among others--provide performance statistics over specified time periods.


IBC/DONOGHUE'S MONEY FUND REPORT
Publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.


LIPPER ANALYTICAL SERVICES, INC.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC., AND STANDARD & POOR'S Various publications.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

MUNICIPAL FUNDS


In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



EQUITY FUNDS
In the equity sector, Federated has more than 27 years' experience. As of

December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

INVESTMENT RATINGS


STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1.
(The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

FLORIDA MUNICIPAL CASH TRUST

Institutional Shares
Cash II Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222











PROSPECTUS


GEORGIA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


        A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the State of Georgia.


FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                 CONTENTS
                 Risk/Return Summary
                 What are the Fund's Fees and Expenses?
                 What are the Fund's Investment Strategies?
                 What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
                 What do Shares Cost?
                 How is the Fund Sold?
                 How to Purchase Shares
                 How to Redeem Shares
                 Account and Share Information
                 Who Manages the Fund?
                 Financial Information






PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the State of Georgia consistent with stability of principal and liquidity.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
   The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Georgia state income tax.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Georgia Municipal Cash Trust as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "3.15%" and increasing in increments of 0.05% up to 3.45%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1997. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1997, are 3.27%, and 3.42%, respectively.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND ON A YEARLY BASIS.
THE FUND IS NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE. 7-DAY NET YIELD AS OF (12/31/97)* WAS 3.69%. THE FUND'S AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.80%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS .89% (QUARTER ENDED JUNE 30, 1997). ITS LOWEST QUARTERLY RETURN WAS
0.77% (QUARTER ENDED MARCH 31, 1997).

     * INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400 WHILE PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE, THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL REWARDS.

WHAT ARE THE FUND'S FEES AND EXPENSES?

GEORGIA MUNICIPAL CASH TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Georgia Municipal Cash Trust.



SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of         None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) ( as a percentage of offering price).                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)           None
Exchange Fee                                                                 None
Maximum Account Fee                                                          None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE
NET ASSETS)
Management Fee1                                                              0.50%
Shareholder Services Fee2                                                    0.25%
Distribution (12b-1) Fee                                                     None
Other Expenses

  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED
OCTOBER 31, 1998.
Waiver of Fund expenses1 2
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
-------------------------------------------------------------------------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE SHAREHOLDER SERVICES FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE SHAREHOLDER SERVICES FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in Georgia Municipal Cash Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Georgia Municipal Cash Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Georgia Municipal Cash Trust's operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR       3          5      10
                                                    YEARS      YEARS  YEARS
Payment of the maximum sales charge            0         0         0        0
Expenses assuming no redemption                0         0         0        0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

   The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX EXEMPT SECURITIES
Tax exempt securities are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES
Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT
   Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


SECTOR RISK
Most of the Fund's securities will be invested in issuers located in Georgia. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



TEMPORARY INVESTMENTS

During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Georgia state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.



WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?


The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or non-Georgia taxpayers because it invests in Georgia municipal securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.



HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention:  EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:
   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD

     You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS


TELEPHONE TRANSACTIONS

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION


ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Georgia state income tax to the extent they are derived from interest on obligations exempt from Georgia state income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial Highlights to be filed by Amendment)

GEORGIA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
WORLD-CLASS INVESTMENT MANAGER


FEDERATED INVESTORS, INC.
FEDERATED INVESTORS TOWER
1001 LIBERTY AVENUE
PITTSBURGH, PA 15222-3779
1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

FEDERATED SECURITIES CORP., DISTRIBUTOR

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229691

G01204-01  (12/98)

PROSPECTUS


MARYLAND MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland.

FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







              CONTENTS
              Risk/Return Summary
              What are the Fund's Fees and Expenses?
              What are the Fund's Investment Strategies?
              What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
              What do Shares Cost?
              How is the Fund Sold?
              How to Purchase Shares
              How to Redeem Shares
              Account and Share Information
              Who Manages the Fund?
              Financial Information






PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
   The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Maryland state and local tax.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Maryland Municipal Cash Trust as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "2.85%" and increasing in increments of .05% up to 3.40%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1997. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1997, are 3.38%, 3.05%, and 3.13%, respectively.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND ON A YEARLY BASIS.
THE FUND IS NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE. 7-DAY NET YIELD AS OF (12/31/97)* WAS 3.46%. THE FUND'S AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.70%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS .89% (QUARTER ENDED JUNE 30, 1995). ITS LOWEST QUARTERLY RETURN WAS
0.72% (QUARTER ENDED MARCH 31, 1997).

     * INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400 WHILE PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE, THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL REWARDS.

WHAT ARE THE FUND'S FEES AND EXPENSES?

MARYLAND MUNICIPAL CASH TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Maryland Municipal Cash Trust.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of None offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) ( as a percentage of offering price).                     None
Redemption Fee (as a percentage of amount redeemed, if applicable)       None
Exchange Fee                                                             None
Maximum Account Fee                                                      None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE
NET ASSETS)
Management Fee1                                                          0.50%
Shareholder Services Fee2                                                0.25%
Distribution (12b-1) Fee                                                 None
Other Expenses
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED
OCTOBER 31, 1998.
Waiver of Fund expenses1 2
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
-----------------------------------------------------------------------------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE SHAREHOLDER SERVICES FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE SHAREHOLDER SERVICES FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in Maryland Municipal Cash Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Maryland Municipal Cash Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Maryland Municipal Cash Trust's operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR       3          5      10
                                                    YEARS      YEARS  YEARS
Payment of the maximum sales charge            0         0         0        0
Expenses assuming no redemption                0         0         0        0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

   The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX EXEMPT SECURITIES
Tax exempt securities are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES
Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT
   Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

   SECTOR RISK
Most of the Fund's securities will be invested in issuers located in Maryland. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


TEMPORARY INVESTMENTS
   During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Maryland state and local income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

   The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or non-Maryland taxpayers because it invests in Maryland tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention:  EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:
   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD

     You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS


TELEPHONE TRANSACTIONS

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION


ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Maryland state and local income tax to the extent they are derived from interest on obligations exempt from Maryland state and local income tax. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS
   The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial statements to be filed by Amendment)

Maryland SAI                                                    11/25/98
MARYLAND MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
WORLD-CLASS INVESTMENT MANAGER


FEDERATED INVESTORS, INC.
FEDERATED INVESTORS TOWER
1001 LIBERTY AVENUE
PITTSBURGH, PA 15222-3779
1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

FEDERATED SECURITIES CORP., DISTRIBUTOR

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229774

G00105-01-A (12/98)





STATEMENT OF ADDITIONAL INFORMATION



MARYLAND MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust




This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Maryland Municipal Cash Trust dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.







                           CONTENTS
                           How is the Fund Organized?
                           Securities in Which the Fund Invests
                           What do Shares Cost?
                           How is the Fund Sold?
                           Subaccounting Services
                           Redemption in Kind
                           Massachusetts Partnership Law
                           Account and Share Information
                           Tax Information
                           Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                           Who is Federated Investors, Inc.?
                           Investment Ratings
                           Addresses
STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

CUSIP 314229774
G00105-02-B  (12/98)

HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established one class of shares of the Fund (Shares).


SECURITIES IN WHICH THE FUND INVESTS

The Fund invests so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Maryland state and local income tax. This policy is fundamental and cannot be changed without shareholder approval.


Other tax-exempt securities in which the Fund invests include:

GENERAL OBLIGATION BONDS are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

MUNICIPAL LEASES
Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation ("COPS"). However, the Fund may also invest directly in individual leases.

CREDIT ENHANCEMENT
     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security. INVESTMENT RISKS There are many factors which may effect an investment in the Fund. The principal risks of investing in a municipal money market fund are described in the Fund's prospectus. An additional risk factor is outlined below.

TAX RISK
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

INVESTMENT RATINGS
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.


PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.


LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Maryland municipal securities or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations, and its Declaration of Trust.


INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities, if as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days notice.


INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.


INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by a nationally recognized rating service, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of November 5, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Shares: First Union Capital Markets Corp., Charlotte, North Carolina, owned approximately 23,800,885 Shares (36.21%); Arthur L. Smith, Baltimore, Maryland, owned approximately 3,613,617 Shares (5.50%); and Farmers & Co., Frederick, Maryland, owned approximately 3,304,054 Shares (5.03%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES
Under existing Maryland laws, distributions made by the Fund will not be subject to Maryland state or local income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest on tax-exempt obligations of Maryland or its political subdivisions or authorities; (ii) interest on obligations of the United States or an authority, commission, instrumentality, possession or territory of the United States; or (iii) gain realized by the Fund from the sale or exchange of bonds issued by Maryland, a political subdivision of Maryland, or the United States government (excluding obligations issued by the District of Columbia, a territory or possession of the United States, or a department, agency, instrumentality, or political subdivision of the District, territory or possession). Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Maryland income taxes.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.As of November 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


JOHN F. DONAHUE*#
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: July 28, 1924
  Chairman and Trustee
Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


THOMAS G. BIGLEY
  15 Old Timber Trail
  Pittsburgh, PA
  Birthdate: February 3, 1934
  Trustee
Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN T. CONROY, JR.
  Wood/IPC Commercial Department
  John R. Wood and Associates, Inc., Realtors
  3255 Tamiami Trail North
  Naples, FL
  Birthdate: June 23, 1937
  Trustee

     Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


WILLIAM J. COPELAND
  One PNC Plaza - 23rd Floor
  Pittsburgh, PA
  Birthdate: July 4, 1918
  Trustee
Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


JAMES E. DOWD, ESQ.
  571 Hayward Mill Road
  Concord, MA
  Birthdate: May 18, 1922
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


LAWRENCE D. ELLIS, M.D.*
  3471 Fifth Avenue, Suite 1111
  Pittsburgh, PA
  Birthdate: October 11, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly: Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


EDWARD L. FLAHERTY, JR., ESQ.#
  Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
  Birthdate: June 18, 1924
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


PETER E. MADDEN
  One Royal Palm Way
  100 Royal Palm Way
  Palm Beach, FL
  Birthdate: March 16, 1942
  Trustee
Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN E. MURRAY, JR., J.D., S.J.D.
  President
  Duquesne University
  Pittsburgh, PA
  Birthdate: December 20, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


WESLEY W. POSVAR
  1202 Cathedral of Learning
  University of Pittsburgh
  Pittsburgh, PA
  Birthdate: September 14, 1925
  Trustee
Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


MARJORIE P. SMUTS
  4905 Bayard Street
  Pittsburgh, PA
  Birthdate: June 21, 1935
  Trustee
Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


GLEN R. JOHNSON *
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 2, 1929
  President and Trustee
Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust $______

Compensation from Federated Fund Complex  $ 0


J. CHRISTOPHER DONAHUE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: April 11, 1949
  Executive Vice President
President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


EDWARD C. GONZALES
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 22, 1930
  Executive Vice President
Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


JOHN W. MCGONIGLE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 26, 1938
  Executive Vice President, Secretary and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


RICHARD B. FISHER
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 17, 1923
  Vice President
President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

      MAXIMUM    AVERAGE AGGREGATE DAILY
ADMINISTRATIVE         NET ASSETS OF THE
          FEE            FEDERATED FUNDS
0.150 of 1%     on the first $250
                million
0.125 of 1%     on the next $250 million
0.100 of 1%     on the next $250 million
0.075 of 1%     on assets in excess of
                $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES
    FOR THE YEAR
   ENDED OCTOBER   1998    1997    1996
             31,
Advisory Fee           $   $229,262$237,399
Earned
Advisory Fee               229,262 237,399
Reduction
Brokerage                       0        0
Commissions
Administrative             125,000 125,000
Fee
Shareholder
Services Fee
If the Fund's UND FOR SERVICES expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE
FUND MEASURE
PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless
otherwise
stated, any
quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share
performance
fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL
TOTAL RETURNS
AND YIELD Total returns given for the one-, five- and since inception periods ended OCTOBER 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended OCTOBER 31, 1998.



Share Class
30-Day Period
1 Year
Since Inception*
  Total Return
       --
       %
       %
Yield
%
--
--
Effective Yield
%
--
--
Tax-Equivalent
Yield
%
--
--
* May 9, 1994.






TOTAL RETURN Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

   TAX
EQUIVALENCY
TABLE Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                        TAXABLE YIELD EQUIVALENT FOR 1998
                                STATE OF MARYLAND
      TAX BRACKET:

      FEDERAL:    15.00%    28.00%       31.00%        36.00%        39.60%



      COMBINED

      FEDERAL

      AND STATE:  22.00%    35.00%       38.75%        43.75%        47.35%




      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER

      RETURN      42,350    102,300      155,950       278,450      $278,450



      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450


Tax-Exempt

Yield                         Taxable Yield Equivalent


        1.50%      1.92%     2.31%       2.45%         2.67%         2.85%

        2.00%      2.56%     3.08%       3.27%         3.56%         3.80%

        2.50%      3.21%     3.85%       4.08%         4.44%         4.75%

        3.00%      3.85%     4.62%       4.90%         5.33%         5.70%

        3.50%      4.49%     5.38%       5.71%         6.22%         6.65%

        4.00%      5.13%     6.15%       6.53%         7.11%         7.60%

        4.50%      5.77%     6.92%       7.35%         8.00%         8.55%

        5.00%      6.41%     7.69%       8.16%         8.89%         9.50%

        5.50%      7.05%     8.46%       8.98%         9.78%        10.45%

        6.00%      7.69%     9.23%       9.80%        10.67%        11.40%


      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


FINANCIAL PUBLICATIONS
THE WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE and MONEY magazines, among others--provide performance statistics over specified time periods.


IBC/DONOGHUE'S MONEY FUND REPORT
Publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.


LIPPER ANALYTICAL SERVICES, INC.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC., AND STANDARD & POOR'S Various publications.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

MUNICIPAL FUNDS
In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS
In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


INVESTMENT RATINGS

APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

     F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

MARYLAND MUNICIPAL CASH TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000


DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779


INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, Massachusetts 02266-8600


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222





PROSPECTUS


MICHIGAN MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan.



FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.







          CONTENTS
          Risk/Return Summary
          What are the Fund's Fees and Expenses?
          What are the Fund's Investment Strategies?
          What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
          What do Shares Cost?
          How is the Fund Sold?
          How to Purchase Shares
          How to Redeem Shares
          Account and Share Information
          Who Manages the Fund?
          Financial Information




PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan consistent with stability of principal and liquidity.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Michigan dividend and interest income tax.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Michigan Municipal Cash Trust as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 3.50%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended 1997. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for the calendar year 1997, stated directly at the top of the vertical bar, is 3.47%.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SHARES CLASS ON A YEARLY BASIS.
THE FUND'S INSTITUTIONAL SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE. 7-DAY NET YIELD AS OF (12/31/97)1 WAS 3.75%. THE FUND'S INSTITUTIONAL SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.80%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS0.90% (QUARTER ENDED JUNE 30, 1997). ITS LOWEST QUARTERLY RETURN WAS 0.78%
(QUARTER ENDED MARCH 31, 1997).
1 INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400.
While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

MICHIGAN MUNICIPAL CASH TRUST
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Michigan Municipal Cash Trust's Institutional Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of       None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, as applicable)                               None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) ( as a percentage of offering price).                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)         None
Exchange Fee                                                               None
Maximum Account Fee                                                        None

                         ANNUAL FUND OPERATING EXPENSES
                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee1                                                            0.50%
Shareholder Services Fee2                                                  0.25%
Distribution (12b-1) Fee                                                   None
Other Expenses
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) Although not contractually obligated to do so, the adviser waived and distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund ACTUALLY paid for the fiscal year ended October 31, 1998. Waiver of Fund expenses 1 2
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
--------------------------------------------------------------------------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE SHAREHOLDER SERVICES FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE SHAREHOLDER SERVICES FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in the Michigan Municipal Cash Trust's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Michigan Municipal Cash Trust's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Michigan Municipal Cash Trust's Institutional Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR       3          5      10
                                                    YEARS      YEARS  YEARS
Payment of the maximum sales charge            0         0         0        0
Expenses assuming no redemption                0         0         0        0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX-EXEMPT SECURITIES are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax- exempt securities are generally differentiated by their source of repayment. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES
Short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.



CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.




WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK
Most of the Fund's securities will be invested in issuers located in Michigan. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



TEMPORARY INVESTMENTS


During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income tax imposed by the State of Michigan. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in Michigan tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.




HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day.


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS


The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Michigan state personal income tax to the extent they are derived from interest on obligations exempt from Michigan personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.




FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial statements to be filed by Amendment)

MICHIGAN MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229667
G01212-04-IS (12/98)









PROSPECTUS


MICHIGAN MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan.



FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                  CONTENTS
                  Risk/Return Summary
                  What are the Fund's Fees and Expenses?
                  What are the Fund's Investment Strategies?
                  What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
                  What do Shares Cost?
                  How is the Fund Sold?
                  How to Purchase Shares
                  How to Redeem Shares
                  Account and Share Information
                  Who Manages the Fund?
                  Financial Information






PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan consistent with stability of principal and liquidity.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Michigan dividend and interest income tax.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of Michigan Municipal Cash Trust as of the calendar year-end for two years.

The `y' axis reflects the "% Total Return" beginning with "3.10%" and increasing in increments of 0.02% up to 3.32%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares' start of business through the calendar year ended 1997. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 and 1997, the total returns are 3.18% and 3.31%, respectively.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SERVICE SHARES CLASS ON A YEARLY BASIS.
THE FUND'S INSTITUTIONAL SERVICE SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE
(LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE.
7-DAY NET YIELD AS OF (12/31/97)* WAS 3.59.
THE FUND'S INSTITUTIONAL SERVICE SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.76%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 0.86% (QUARTER ENDED JUNE 30, 1997). ITS LOWEST QUARTERLY RETURN WAS 0.75% (QUARTERS ENDED MARCH 31, 1996 AND MARCH 31, 1997). * INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400 WHILE PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE, THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL REWARDS.

WHAT ARE THE FUND'S FEES AND EXPENSES?

MICHIGAN MUNICIPAL CASH TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Michigan Municipal Cash Trust's Institutional Service Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of None offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) ( as a percentage of offering price).                   None
Redemption Fee (as a percentage of amount redeemed, if applicable)     None
Exchange Fee                                                           None
Maximum Account Fee                                                    None

                         ANNUAL FUND OPERATING EXPENSES
                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee1                                                        0.50%
Shareholder Services Fee2                                              0.25%
Distribution (12b-1) Fee                                               None
Other Expenses
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED
OCTOBER 31, 1998.
Waiver of Fund expenses1 2
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
-----------------------------------------------------------------------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE SHAREHOLDER SERVICES FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE SHAREHOLDER SERVICES FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in the Michigan Municipal Cash Trust's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Michigan Municipal Cash Trust's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Michigan Municipal Cash Trust's Institutional Service Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR       3          5      10
                                                    YEARS      YEARS  YEARS
Payment of the maximum sales charge            0         0         0        0
Expenses assuming no redemption                0         0         0        0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX-EXEMPT SECURITIES
Tax-exempt securities are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES
Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES
Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.



CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.




WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK
Most of the Fund's securities will be invested in issuers located in Michigan. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.




TEMPORARY INVESTMENTS


During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income tax imposed by the State of Michigan. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in Michigan tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.




HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention:  EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:
   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD

     You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS


TELEPHONE TRANSACTIONS


The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION


ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Michigan state personal income tax to the extent they are derived from interest on obligations exempt from Michigan personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.




FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial statements to be filed by Amendment)

MICHIGAN MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
WORLD-CLASS INVESTMENT MANAGER

FEDERATED INVESTORS, INC.
FEDERATED INVESTORS TOWER
1001 LIBERTY AVENUE
PITTSBURGH, PA 15222-3779
1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

FEDERATED SECURITIES CORP., DISTRIBUTOR

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229725

G01212-01 (12/98)









STATEMENT OF ADDITIONAL INFORMATION



MICHIGAN MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Michigan Municipal Cash Trust dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.







                    CONTENTS
                    How is the Fund Organized?
                    Securities in Which the Fund Invests
                    What do Shares Cost?
                    How is the Fund Sold?
                    Subaccounting Services
                    Redemption in Kind
                    Massachusetts Partnership Law
                    Account and Share Information
                    Tax Information
                    Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                    Who is Federated Investors, Inc.?
                    Investment Ratings
                    Addresses
STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

CUSIP 314229667
CUSIP 314229725


G01212-02 (12/98)

HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both of the classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and the personal income tax imposed by the State of Michigan. This policy is fundamental and cannot be changed without shareholder approval.





Other tax-exempt securities in which the Fund invests include:

GENERAL OBLIGATION BONDS are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

MUNICIPAL LEASES
Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.



CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The principal risks of investing in a municipal money market fund are described in the Fund's prospectus. An additional risk factor is outlined below.


TAX RISK
In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.



INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings. A rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.


PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.


LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations or Declaration of Trust.


INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.

The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days after notice.


INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.


INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.


REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Board enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.




ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of November 5, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares:
Huntington Tax-Free Bond Fund, Columbus, Ohio, owned approximately 1,381,740 Shares (5.99%); Sunatco Partnership, as nominee for SNB as trustee, custodian or agent, Hancock, Michigan, owned approximately 4,362,563 Shares (18.92%); National City Bank, Cleveland, Ohio, owned approximately 4,747,062 Shares (20.59%); and First Mar & Co., MFC First National Bank, Marquette, Michigan, owned approximately 10,145,279 Shares (44.00%).

As of November 5, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: VAR & Co., US Bank, N.A., St. Paul, Minnesota, owned approximately 33,943,527 Shares (17.92%) and McDonald & Co. Securities, Inc. (for the exclusive benefit of customers), Cincinnati, Ohio, owned approximately 52,212,420 Shares (27.56%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES
Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Michigan or any of its political subdivisions, or
(ii) income from obligations of the United States government which are exempted from state income taxation by a law of the United States.

The portion of a shareholder's shares in the Fund representing (i) bonds or other similar obligations of Michigan or its political subdivisions, or (ii) obligations of the United States which are exempt from taxation by a law of the United States, and dividends paid by the Fund representing interest payments on securities, will be exempt from Michigan intangibles tax. 1995 Public Act 5 repeals the intangibles tax effective January 1, 1998.

Distributions of the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations of Michigan or its political subdivisions, or obligations of the United States government that are exempt from state taxation by a law of the United States.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Fund are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.As of October 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


JOHN F. DONAHUE*#
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: July 28, 1924
  Chairman and Trustee
Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


THOMAS G. BIGLEY
  15 Old Timber Trail
  Pittsburgh, PA
  Birthdate: February 3, 1934
  Trustee
Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN T. CONROY, JR.
  Wood/IPC Commercial Department
  John R. Wood and Associates, Inc., Realtors
  3255 Tamiami Trail North
  Naples, FL
  Birthdate: June 23, 1937
  Trustee

     Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


WILLIAM J. COPELAND
  One PNC Plaza - 23rd Floor
  Pittsburgh, PA
  Birthdate: July 4, 1918
  Trustee
Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


JAMES E. DOWD, ESQ.
  571 Hayward Mill Road
  Concord, MA
  Birthdate: May 18, 1922
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


LAWRENCE D. ELLIS, M.D.*
  3471 Fifth Avenue, Suite 1111
  Pittsburgh, PA
  Birthdate: October 11, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly: Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


EDWARD L. FLAHERTY, JR., ESQ.#
  Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
  Birthdate: June 18, 1924
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


PETER E. MADDEN
  One Royal Palm Way
  100 Royal Palm Way
  Palm Beach, FL
  Birthdate: March 16, 1942
  Trustee
Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN E. MURRAY, JR., J.D., S.J.D.
  President
  Duquesne University
  Pittsburgh, PA
  Birthdate: December 20, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


WESLEY W. POSVAR
  1202 Cathedral of Learning
  University of Pittsburgh
  Pittsburgh, PA
  Birthdate: September 14, 1925
  Trustee
Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


MARJORIE P. SMUTS
  4905 Bayard Street
  Pittsburgh, PA
  Birthdate: June 21, 1935
  Trustee

     Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly: National Spokesperson, Aluminum Company of America; business owner.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


GLEN R. JOHNSON *
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 2, 1929
  President and Trustee
Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust $______

Compensation from Federated Fund Complex  $ 0


J. CHRISTOPHER DONAHUE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: April 11, 1949
  Executive Vice President
President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


EDWARD C. GONZALES
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 22, 1930
  Executive Vice President
Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


JOHN W. MCGONIGLE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 26, 1938
  Executive Vice President, Secretary and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


RICHARD B. FISHER
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 17, 1923
  Vice President
President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

      MAXIMUM    AVERAGE AGGREGATE DAILY
ADMINISTRATIVE         NET ASSETS OF THE
          FEE            FEDERATED FUNDS
0.150 of 1%     on the first $250
                million
0.125 of 1%     on the next $250 million
0.100 of 1%     on the next $250 million
0.075 of 1%     on assets in excess of
                $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES
    FOR THE YEAR
   ENDED OCTOBER   1998    1997    1996
             31,
Advisory Fee           $   $655,534$337,325
Earned
Advisory Fee               542,531 337,325
Reduction
Brokerage                       0        0
Commissions
Administrative             155,000 145,082
Fee
Shareholder
Services Fee
  Institutional            33,389
  Shares
  Institutional            294,391
  Service Shares
Fees are allocated among Classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year and since inception periods ended OCTOBER 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended OCTOBER 31, 1998.

Share Class        30-Day Period  1 Year          Since Inception*
                              INSTITUTIONAL SHARES
Total Return       --             %               %
Yield              %              --              --
Effective Yield    %              --              --
Tax-Equivalent Yield              %               --  --
* May 2, 1996


Share Class        30-Day Period  1 Year          Since Inception*
                          INSTITUTIONAL SERVICE SHARES
Total Return       --             %               %
Yield              %              --              --
Effective Yield    %              --              --
Tax-Equivalent Yield              %               --  --
* June 20, 1995

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE


Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                        TAXABLE YIELD EQUIVALENT FOR 1998

                          STATE OF MICHIGAN
                 COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  19.40%    32.40%       35.40%        40.40%        44.00%




      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER

      RETURN      42,350    102,300      155,950       278,450      $278,450



      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450


TAX-EXEMPT

YIELD                         TAXABLE YIELD EQUIVALENT


        1.50%      1.86%     2.22%       2.32%         2.52%         2.68%

        2.00%      2.48%     2.96%       3.10%         3.36%         3.57%

        2.50%      3.10%     3.70%       3.87%         4.19%         4.46%

        3.00%      3.72%     4.44%       4.64%         5.03%         5.36%

        3.50%      4.34%     5.18%       5.42%         5.87%         6.25%

        4.00%      4.96%     5.92%       6.19%         6.71%         7.14%

        4.50%      5.58%     6.66%       6.97%         7.55%         8.04%

        5.00%      6.20%     7.40%       7.74%         8.39%         8.93%

        5.50%      6.82%     8.14%       8.51%         9.23%         9.82%

        6.00%      7.44%     8.88%       9.29%        10.07%        10.71%


      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


FINANCIAL PUBLICATIONS
THE WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE and MONEY magazines, among others--provide performance statistics over specified time periods.


IBC/DONOGHUE'S MONEY FUND REPORT
Publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.


LIPPER ANALYTICAL SERVICES, INC.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC., AND STANDARD & POOR'S Various publications.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

MUNICIPAL FUNDS


In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



EQUITY FUNDS
In the equity sector, Federated has more than 27 years' experience. As of

December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


INVESTMENT RATINGS



STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

MICHIGAN MUNICIPAL CASH TRUST

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222








PROSPECTUS


MINNESOTA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


CASH SERIES SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Minnesota.



FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







CONTENTS
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information








PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Minnesota consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Minnesota dividend and interest income tax.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Cash Series Shares of Minnesota Municipal Cash Trust as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 4.50%.

The `x' axis represents calculation periods from the earliest calendar year end of the Cash Series Shares' start of business through the calendar year ended 1997. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Cash Series Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1997, the total returns are 4.24%, 2.51%, 1.98%, 2.37%, 3.45%, 2.88%, and 3.01%, respectively.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S CASH SERIES SHARES CLASS ON A YEARLY BASIS.
THE FUND'S CASH SERIES SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE. 7-DAY NET YIELD AS OF (12/31/97)* WAS 3.30%.
THE FUND'S CASH SERIES SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.70%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 1.04% (QUARTER ENDED JUNE 30,
1991). ITS LOWEST QUARTERLY RETURN WAS 0.46% (QUARTER ENDED MARCH 31, 1994). * INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400 WHILE PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE, THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL REWARDS.

WHAT ARE THE FUND'S FEES AND EXPENSES?

MINNESOTA MUNICIPAL CASH TRUST
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Minnesota Municipal Cash Trust's Cash Series Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a                 None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)         None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) ( as a percentage of offering price).        None
Redemption Fee (as a percentage of amount redeemed, if                 None
applicable)
Exchange Fee                                                           None
Maximum Account Fee                                                    None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE
OF AVERAGE NET ASSETS)
Management Fee 1                                                       0.40%
Shareholder Services Fee                                               0.25%
Distribution (12b-1) Fee 2                                             0.50%
Other Expenses
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998.
Waiver of Fund expenses (1)(2)
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE DISTRIBUTION (12B-1) FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE DISTRIBUTION (12B-1) FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Minnesota Municipal Cash Trust's Cash Series Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Minnesota Municipal Cash Trust's Cash Series Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Minnesota Municipal Cash Trust's Cash Series Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR       3          5      10
                                                    YEARS      YEARS  YEARS
Payment of the maximum sales charge            0         0         0        0
Expenses assuming no redemption                0         0         0        0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX-EXEMPT SECURITIES are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment. FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.



CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.




WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK
Most of the Fund's securities will be invested in issuers located in Minnesota. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.




TEMPORARY INVESTMENTS


During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income taxes imposed by the State of Minnesota. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Cash Series Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Cash Series Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Minnesota taxpayers because it invests in Minnesota tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.




HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m.
(Eastern time).


BY MAIL
You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600, Boston, MA 02266-8600.

Send requests by private courier or overnight delivery to:

Federated Shareholder Services Company
1099 Hingham Street, Rockland, MA 02370-3317.

All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD
You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS


The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITALGAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Minnesota state personal income tax to the extent they are derived from interest on obligations exempt from Minnesota personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.




FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial Statements to be filed by Amendment)

MINNESOTA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


CASH SERIES SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229873

0082715A-CSS (12/98)








PROSPECTUS


MINNESOTA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Minnesota.



FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.







CONTENTS
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information




PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Minnesota consistent with stability of principal and liquidity.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Minnesota dividend and interest income tax.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Minnesota Municipal Cash Trust as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 5.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended 1997. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1997, the total returns are 4.57%, 2.92%, 2.39%, 2.78%, 3.87%, 3.40%, and 3.53%, respectively.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SHARES CLASS ON A YEARLY BASIS.
THE FUND'S INSTITUTIONAL SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE. 7-DAY NET YIELD AS OF (12/31/97* WAS 3.80%.
THE FUND'S INSTITUTIONAL SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.83%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 1.13% (QUARTER ENDED SEPTEMBER 30, 1991). ITS LOWEST QUARTERLY RETURN WAS 0.56% (QUARTER ENDED MARCH 31, 1994). * INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

MINNESOTA MUNICIPAL CASH TRUST
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Minnesota Municipal Cash Trust's Institutional Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of       None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, as applicable)                               None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) ( as a percentage of offering price).                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)         None
Exchange Fee                                                               None
Maximum Account Fee                                                        None

                         ANNUAL FUND OPERATING EXPENSES
                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee1                                                            0.40%
Shareholder Services Fee2                                                  0.25%
Distribution (12b-1) Fee                                                   None
Other Expenses
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) Although not contractually obligated to do so, the adviser waived and distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund ACTUALLY paid for the fiscal year ended October 31, 1998. Waiver of Fund expenses 1 2
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
-----------------------------------------------------------------------------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE SHAREHOLDER SERVICES FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE SHAREHOLDER SERVICES FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Minnesota Municipal Cash Trust's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Minnesota Municipal Cash Trust's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Minnesota Municipal Cash Trust's Institutional Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR       3          5      10
                                                    YEARS      YEARS  YEARS
Payment of the maximum sales charge            0         0         0        0
Expenses assuming no redemption                0         0         0        0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX EXEMPT SECURITIES are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES
Short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.



CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.




WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK
Most of the Fund's securities will be invested in issuers located in Minnesota. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



TEMPORARY INVESTMENTS


During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income taxes imposed by the State of Minnesota. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Minnesota taxpayers because it invests in Minnesota tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.




HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day.


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS


The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Minnesota state personal income tax to the extent they are derived from interest on obligations exempt from Minnesota personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.




FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial Statements to be filed by Amendment)

MN   107
MINNESOTA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229402
0082715A-IS (12/98)










STATEMENT OF ADDITIONAL INFORMATION



MINNESOTA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES
CASH SERIES SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Minnesota Municipal Cash Trust dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.







CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
What do Shares Cost?
How is the Fund Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Investment Ratings
Addresses
STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

CUSIP 314229402
CUSIP 314229873


0082715B (12/98)

HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Cash Series Shares (Shares). This SAI relates to both of the classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Minnesota regular personal income tax. This policy is fundamental and cannot be changed without shareholder approval.





Other tax-exempt securities in which the Fund invests include:

GENERAL OBLIGATION BONDS are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

MUNICIPAL LEASES
Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.



CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The principal risks of investing in a municipal money market fund are described in the Fund's prospectus. An additional risk factor is outlined below.


TAX RISK
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.




INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating service or be of comparable quality to securities having such ratings. A rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.


PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.


LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued Minnesota tax-exempt securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations, or its Declaration of Trust.


INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under federal securities law, except for certain restricted securities which meet the criteria for liquidity established by the Board.


UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of Investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days after notice.


INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.


INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.


REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

RULE 12B-1 PLAN (CASH SERIES SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.



SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.




MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Board enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.




ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of November 5, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares:
Firmad & Co., Milwaukee, Wisconsin, owned approximately 18,152,933 shares (5.44%); Resource Bank & Trust Co., Minneapolis, Minnesota, owned approximately 59,492,300 shares (17.84%) and VAR & Co., St. Paul, Minnesota, owned approximately 202,320,980 shares (60.66%).

As of November 5, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Cash Series Shares:
Primevest Financial Services, Inc., St. Cloud, Minnesota, owned approximately 12,683,113 shares (5.85%); MJK Clearing Omnibus Account, Minneapolis, Minnesota, owned approximately 22,476,522 shares (10.37%); Dain Rauscher Incorporated, Minneapolis, Minnesota, owned approximately 26,302,118 shares (12.14%); Piper Jaffray, Inc. (special custody account for the exclusive benefit of its customers), Minneapolis, Minnesota, owned approximately 30,590,109 shares (14.12%); FBS Investment Services, Inc. (for the exclusive benefit of its customers), Minneapolis, Minnesota, owned approximately 39,015,556 shares (18.01%); and Norwest Investment Services, Inc., Minneapolis, Minnesota, owned approximately 59,534,364 shares (27.47%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES
Under existing Minnesota laws, distributions made by the Fund will be exempt from Minnesota regular personal income taxes provided that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and provided further that 95% of such distributions are derived from interest on obligations issued by the State of Minnesota or any of its political or governmental subdivisions, municipalities, or governmental agencies or instrumentalities. Distributions made by the Fund will also be exempt to the extent that they are derived from interest on federal obligations and are reported federally as dividend income by shareholders. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Minnesota regular personal income taxes.

Dividends of the Fund are not exempt from Minnesota corporate income taxes.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.As of November 5, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


JOHN F. DONAHUE*#
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: July 28, 1924
  Chairman and Trustee
Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


THOMAS G. BIGLEY
  15 Old Timber Trail
  Pittsburgh, PA
  Birthdate: February 3, 1934
  Trustee
Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN T. CONROY, JR.
  Wood/IPC Commercial Department
  John R. Wood and Associates, Inc., Realtors
  3255 Tamiami Trail North
  Naples, FL
  Birthdate: June 23, 1937
  Trustee

     Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


WILLIAM J. COPELAND
  One PNC Plaza - 23rd Floor
  Pittsburgh, PA
  Birthdate: July 4, 1918
  Trustee
Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


JAMES E. DOWD, ESQ.
  571 Hayward Mill Road
  Concord, MA
  Birthdate: May 18, 1922
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


LAWRENCE D. ELLIS, M.D.*
  3471 Fifth Avenue, Suite 1111
  Pittsburgh, PA
  Birthdate: October 11, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly: Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


EDWARD L. FLAHERTY, JR., ESQ.#
  Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
  Birthdate: June 18, 1924
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


PETER E. MADDEN
  One Royal Palm Way
  100 Royal Palm Way
  Palm Beach, FL
  Birthdate: March 16, 1942
  Trustee
Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN E. MURRAY, JR., J.D., S.J.D.
  President
  Duquesne University
  Pittsburgh, PA
  Birthdate: December 20, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


WESLEY W. POSVAR
  1202 Cathedral of Learning
  University of Pittsburgh
  Pittsburgh, PA
  Birthdate: September 14, 1925
  Trustee
Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


MARJORIE P. SMUTS
  4905 Bayard Street
  Pittsburgh, PA
  Birthdate: June 21, 1935
  Trustee

     Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly: National Spokesperson, Aluminum Company of America; business owner.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


GLEN R. JOHNSON *
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 2, 1929
  President and Trustee
Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust $______

Compensation from Federated Fund Complex  $ 0


J. CHRISTOPHER DONAHUE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: April 11, 1949
  Executive Vice President
President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


EDWARD C. GONZALES
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 22, 1930
  Executive Vice President
Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust $0
Compensation from Federated Fund Complex  $0


JOHN W. MCGONIGLE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 26, 1938
  Executive Vice President, Secretary and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust $0
Compensation from Federated Fund Complex  $0


RICHARD B. FISHER
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 17, 1923
  Vice President
President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust $0
Compensation from Federated Fund Complex  $0

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

      MAXIMUM    AVERAGE AGGREGATE DAILY
ADMINISTRATIVE         NET ASSETS OF THE
          FEE            FEDERATED FUNDS
0.150 of 1%     on the first $250
                million
0.125 of 1%     on the next $250 million
0.100 of 1%     on the next $250 million
0.075 of 1%     on assets in excess of
                $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES
    FOR THE YEAR
   ENDED OCTOBER   1998    1997    1996
             31,
Advisory Fee           $   $1,795,7$1,616,197
Earned
Advisory Fee               1,181,771,058,480
Reduction
Brokerage                       0        0
Commissions
Administrative             338,975 305,489
Fee
12b-1 Fee
  Cash Series              1,108,546
  Shares
Shareholder
Services Fee
  Institutional            567,904
  Shares
  Cash Series              554,461
  Shares

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns given for the one-year, five-years and since inception periods ended OCTOBER 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended OCTOBER 31, 1998.

Share Class        30-Day Period  1 Year          5 Years   Since Inception*
                              INSTITUTIONAL SHARES
Total Return       --             %               %               %
Yield              %              --              --              --
Effective Yield    %              --              --              --
Tax-Equivalent Yield              %               --  --                --
* September 10, 1990


Share Class        30-Day Period  1 Year          5 Years   Since Inception*
                               CASH SERIES SHARES
Total Return       --             %               %               %
Yield              %              --              --              --
Effective Yield    %              --              --              --
Tax-Equivalent Yield              %               --  --                --
*January 7, 1991

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE


Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                        TAXABLE YIELD EQUIVALENT FOR 1998

                          STATE OF MINNESOTA
                 COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  23.00%    36.50%       39.50%        44.50%        48.10%




      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER

      RETURN      42,350    102,300      155,950       278,450      $278,450



      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450


TAX-EXEMPT

YIELD                         TAXABLE YIELD EQUIVALENT


        1.50%      1.95%     2.36%       2.48%         2.70%         2.89%

        2.00%      2.60%     3.15%       3.31%         3.60%         3.85%

        2.50%      3.25%     3.94%       4.13%         4.50%         4.82%

        3.00%      3.90%     4.72%       4.96%         5.41%         5.78%

        3.50%      4.55%     5.51%       5.79%         6.31%         6.74%

        4.00%      5.19%     6.30%       6.61%         7.21%         7.71%

        4.50%      5.84%     7.09%       7.44%         8.11%         8.67%

        5.00%      6.49%     7.87%       8.26%         9.01%         9.63%

        5.50%      7.14%     8.66%       9.09%         9.91%        10.60%

        6.00%      7.79%     9.45%       9.92%        10.81%        11.56%


      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


FINANCIAL PUBLICATIONS
THE WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE and MONEY magazines, among others--provide performance statistics over specified time periods.


IBC/DONOGHUE'S MONEY FUND REPORT
Publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.


LIPPER ANALYTICAL SERVICES, INC.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC., AND STANDARD & POOR'S Various publications.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

MUNICIPAL FUNDS


In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



EQUITY FUNDS
In the equity sector, Federated has more than 27 years' experience. As of

December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

INVESTMENT RATINGS





STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

MINNESOTA MUNICIPAL CASH TRUST

Institutional Shares
Cash Series Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222








PROSPECTUS


NORTH CAROLINA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


   A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina.

FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







CONTENTS
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information






PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
   The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and North Carolina state income tax.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total returns of North Carolina Municipal Cash Trust as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1997. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1997, are 2.63%, 3.55%, 3.16%, and 3.27%, respectively.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND ON A YEARLY BASIS.
THE FUND IS NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE. 7-DAY NET YIELD AS OF (12/31/97)* WAS 3.52%. THE FUND'S AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 076%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 93% (QUARTER ENDED JUNE 30, 1995). ITS LOWEST QUARTERLY RETURN WAS 055%
(QUARTER ENDED MARCH 31, 1994).

     * INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400 WHILE PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE, THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL REWARDS.

WHAT ARE THE FUND'S FEES AND EXPENSES?

NORTH CAROLINA MUNICIPAL CASH TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the North Carolina Municipal Cash Trust.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of None offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) ( as a percentage of offering price).                    None
Redemption Fee (as a percentage of amount redeemed, if applicable)      None
Exchange Fee                                                            None
Maximum Account Fee                                                     None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE
NET ASSETS)
Management Fee1                                                         0.50%
Shareholder Services Fee2                                               0.25%
Distribution (12b-1) Fee                                                None
Other Expenses
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED
OCTOBER 31, 1998.
Waiver of Fund expenses1 2
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVER----------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE SHAREHOLDER SERVICES FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE SHAREHOLDER SERVICES FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in North Carolina Municipal Cash Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in North Carolina Municipal Cash Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that North Carolina Municipal Cash Trust's operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR       3          5      10
                                                    YEARS      YEARS  YEARS
Payment of the maximum sales charge            0         0         0        0
Expenses assuming no redemption                0         0         0        0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

   The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX EXEMPT SECURITIES
Tax exempt securities are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES
Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


CREDIT ENHANCEMENT
   Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

   SECTOR RISK
Most of the Fund's securities will be invested in issuers located in North Carolina. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


   TEMPORARY INVESTMENTS
During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and North Carolina state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

   The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or non-North Carolina taxpayers because it invests in North Carolina tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention:  EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:
   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.
If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD
You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS


TELEPHONE TRANSACTIONS
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION


ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from North Carolina state personal income tax to the extent they are derived from interest on obligations exempt from North Carolina personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS
   The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial statements to be filed by Amendment)

North Carolina SAI                                           11/25/98
NORTH CAROLINA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
WORLD-CLASS INVESTMENT MANAGER


FEDERATED INVESTORS, INC.
FEDERATED INVESTORS TOWER
1001 LIBERTY AVENUE
PITTSBURGH, PA 15222-3779
1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

FEDERATED SECURITIES CORP., DISTRIBUTOR

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229782

3090803A (12/98)






STATEMENT OF ADDITIONAL INFORMATION



NORTH CAROLINA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust




This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for North Carolina Municipal Cash Trust dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.







CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
What do Shares Cost?
How is the Fund Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Investment Ratings
Addresses
STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

CUSIP 3142229782

3090803B (12/98)

HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established one class of shares of the Fund (Shares).


SECURITIES IN WHICH THE FUND INVESTS

The Fund invests so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and North Carolina state income tax or at least 80% of its net assets will be invested in obligations, the interest income from which is exempt from federal regular and North Carolina state income tax. This policy is fundamental and cannot be changed without shareholder approval.


Other tax-exempt securities in which the Fund invests include:

GENERAL OBLIGATION BONDS are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

MUNICIPAL LEASES
Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation ("COPS"). However, the Fund may also invest directly in individual leases.

   CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.
INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The principal risks of investing in a municipal money market fund are described in the Fund's prospectus. An additional risk factor is outlined below.

TAX RISK
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

    INVESTMENT RATINGS
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.


PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.


LENDING CASH OR SECURITIES
The Fund will not lend any of its assets except that it may acquire publicly or nonpublicly issued North Carolina municipal securities or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, limitations, and its Declaration of Trust.


INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities, if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days after notice.


INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.


INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by a nationally recognized rating service, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


   MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of November 5, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Shares: First Union Capital Markets Corp., Charlotte, North Carolina, owned approximately 25,100,405 Shares (11.62%); BHC Securities Inc., Philadelphia, Pennsylvania, owned approximately 19,135,376 Shares (8.86%); B. Fernandez & Hermanos, Inc., San Juan, Puerto Rico, owned approximately 16,263,314 Shares (7.53%); The Shelton Companies, Charlotte, North Carolina, owned approximately 12,105,375 Shares (5.58%); and Scott & Stringfellow Inc., Richmond, Virginia, owned approximately 12,043,000 Shares (5.58%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES
Under existing North Carolina laws, distributions made by the Fund will not be subject to North Carolina income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest on obligations of the state of North Carolina or any of its political subdivisions; or (ii) interest on obligations of the United States or its possessions. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to North Carolina income taxes.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.As of November 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


JOHN F. DONAHUE*#
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: July 28, 1924
  Chairman and Trustee
Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


THOMAS G. BIGLEY
  15 Old Timber Trail
  Pittsburgh, PA
  Birthdate: February 3, 1934
  Trustee
Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN T. CONROY, JR.
  Wood/IPC Commercial Department
  John R. Wood and Associates, Inc., Realtors
  3255 Tamiami Trail North
  Naples, FL
  Birthdate: June 23, 1937
  Trustee

     Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


WILLIAM J. COPELAND
  One PNC Plaza - 23rd Floor
  Pittsburgh, PA
  Birthdate: July 4, 1918
  Trustee
Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


JAMES E. DOWD, ESQ.
  571 Hayward Mill Road
  Concord, MA
  Birthdate: May 18, 1922
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


LAWRENCE D. ELLIS, M.D.*
  3471 Fifth Avenue, Suite 1111
  Pittsburgh, PA
  Birthdate: October 11, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly: Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


EDWARD L. FLAHERTY, JR., ESQ.#
  Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
  Birthdate: June 18, 1924
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


PETER E. MADDEN
  One Royal Palm Way
  100 Royal Palm Way
  Palm Beach, FL
  Birthdate: March 16, 1942
  Trustee
Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN E. MURRAY, JR., J.D., S.J.D.
  President
  Duquesne University
  Pittsburgh, PA
  Birthdate: December 20, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


WESLEY W. POSVAR
  1202 Cathedral of Learning
  University of Pittsburgh
  Pittsburgh, PA
  Birthdate: September 14, 1925
  Trustee
Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


MARJORIE P. SMUTS
  4905 Bayard Street
  Pittsburgh, PA
  Birthdate: June 21, 1935
  Trustee
Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


GLEN R. JOHNSON *
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 2, 1929
  President and Trustee
Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust $______

Compensation from Federated Fund Complex  $ 0


J. CHRISTOPHER DONAHUE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: April 11, 1949
  Executive Vice President
President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


EDWARD C. GONZALES
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 22, 1930
  Executive Vice President
Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


JOHN W. MCGONIGLE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 26, 1938
  Executive Vice President, Secretary and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


RICHARD B. FISHER
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 17, 1923
  Vice President
President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

      MAXIMUM    AVERAGE AGGREGATE DAILY
ADMINISTRATIVE         NET ASSETS OF THE
          FEE            FEDERATED FUNDS
0.150 of 1%     on the first $250
                million
0.125 of 1%     on the next $250 million
0.100 of 1%     on the next $250 million
0.075 of 1%     on assets in excess of
                $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES
    FOR THE YEAR
   ENDED OCTOBER   1998    1997    1996
             31,
Advisory Fee           $   $707,395$582,818
Earned
Advisory Fee               559,422 487,687
Reduction
Brokerage                       0        0
Commissions
Administrative             126,345 125,000
Fee
Shareholder
Services Fee
If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns given for the one-, five- and since inception periods ended OCTOBER 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended OCTOBER 31, 1998.



Share Class        30-Day Period  1 Year          Since Inception*
                               Total Return -- % %
Yield              %              --              --
Effective Yield    %              --              --
Tax-Equivalent Yield              %               --  --
* December 31, 1993.




TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

   TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                        TAXABLE YIELD EQUIVALENT FOR 1998
                             STATE OF NORTH CAROLINA
      TAX BRACKET:

      FEDERAL:    15.00%    28.00%       31.00%        36.00%        39.60%



      COMBINED

      FEDERAL

      AND STATE:  22.00%    35.00%       38.75%        43.75%        47.35%




      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER

      RETURN      42,350    102,300      155,950       278,450      $278,450



      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450


Tax-Exempt

Yield                         Taxable Yield Equivalent


        1.50%      1.92%     2.31%       2.45%         2.67%         2.85%

        2.00%      2.56%     3.08%       3.27%         3.56%         3.80%

        2.50%      3.21%     3.85%       4.08%         4.44%         4.75%

        3.00%      3.85%     4.62%       4.90%         5.33%         5.70%

        3.50%      4.49%     5.38%       5.71%         6.22%         6.65%

        4.00%      5.13%     6.15%       6.53%         7.11%         7.60%

        4.50%      5.77%     6.92%       7.35%         8.00%         8.55%

        5.00%      6.41%     7.69%       8.16%         8.89%         9.50%

        5.50%      7.05%     8.46%       8.98%         9.78%        10.45%

        6.00%      7.69%     9.23%       9.80%        10.67%        11.40%


      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


FINANCIAL PUBLICATIONS
THE WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE and MONEY magazines, among others--provide performance statistics over specified time periods.


IBC/DONOGHUE'S MONEY FUND REPORT
Publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.


LIPPER ANALYTICAL SERVICES, INC.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC., AND STANDARD & POOR'S Various publications.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

   MUNICIPAL FUNDS
In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS
In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


INVESTMENT RATINGS

APPENDIX

   STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

     F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

NORTH CAROLINA MUNICIPAL CASH TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000


DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779


INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, Massachusetts 02266-8600


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222












PROSPECTUS


NEW JERSEY MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES

        A money market mutual fund seeking to provide current income exempt from federal regular income tax and New Jersey state income tax imposed by the State of New Jersey.

FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







CONTENTS
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information






PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income which is exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
   The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and New Jersey state income tax.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total return of Institutional Shares of New Jersey Municipal Cash Trust as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "___%" and increasing in increments of ___% up to ___%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended 1997. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1997, are 4.20%, 2.71%, 2.16%, 2.46%, 3.51%, 3.10%, and 3.23%,
respectively.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SHARES CLASS ON A YEARLY BASIS.
THE FUND'S INSTITUTIONAL SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE. 7-DAY NET YIELD AS OF (12/31/97)* WAS 3.47%.
THE FUND'S INSTITUTIONAL SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.74%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 1.02% (QUARTER ENDED JUNE 30, 1991). ITS LOWEST QUARTERLY RETURN WAS 0.47% (QUARTER ENDED MARCH 31, 1994).
* INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400 WHILE PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE, THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL REWARDS.

WHAT ARE THE FUND'S FEES AND EXPENSES?

NEW JERSEY MUNICIPAL CASH TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the New Jersey Municipal Cash Trust's Institutional Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of None offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) ( as a percentage of offering price).                     None
Redemption Fee (as a percentage of amount redeemed, if applicable)       None
Exchange Fee                                                             None
Maximum Account Fee                                                      None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE
NET ASSETS)
Management Fee1                                                          0.50%
Shareholder Services Fee2                                                0.25%
Distribution (12b-1) Fee                                                 None
Other Expenses
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED
OCTOBER 31, 1998.
Waiver of Fund expenses1 2
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
-------------------------------------------------------------------------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE SHAREHOLDER SERVICES FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE SHAREHOLDER SERVICES FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in the New Jersey Municipal Cash Trust's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the New Jersey Municipal Cash Trust's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the New Jersey Municipal Cash Trust's Institutional Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR       3          5      10
                                                    YEARS      YEARS  YEARS
Payment of the maximum sales charge            0         0         0        0
Expenses assuming no redemption                0         0         0        0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

   The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX EXEMPT SECURITIES
Tax exempt securities are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES
Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT
   Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK
Most of the Fund's securities will be invested in issuers located in New Jersey. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


TEMPORARY INVESTMENTS
During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and New Jersey state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

   The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or non-New Jersey taxpayers because it invests in New Jersey tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention:  EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are .0considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:
   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD

     You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION


ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from New Jersey state personal income tax to the extent they are derived from interest on obligations exempt from New Jersey personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS
   The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial statements to be filed by Amendment)

NEW JERSEY MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
WORLD-CLASS INVESTMENT MANAGER


FEDERATED INVESTORS, INC.
FEDERATED INVESTORS TOWER
1001 LIBERTY AVENUE
PITTSBURGH, PA 15222-3779
1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

FEDERATED SECURITIES CORP., DISTRIBUTOR

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229600

0100802A-IS (12/98)

PROSPECTUS


NEW JERSEY MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES

   A money market mutual fund seeking to provide current income exempt from federal regular income tax and New Jersey state income tax imposed by the State of New Jersey.

FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







CONTENTS
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information






PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
   The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income which is exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and New Jersey state income tax.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total return of Institutional Service Shares of New Jersey Municipal Cash Trust as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 4.50%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares' start of business through the calendar year ended 1997. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1997, are 4.13%, 2.60%, 2.05%, 2.36%, 3.40%, 2.99%, and 3.12%, respectively.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SERVICE SHARES CLASS ON A YEARLY BASIS.
THE FUND'S INSTITUTIONAL SERVICE SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE
(LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE.
7-DAY NET YIELD AS OF (12/31/97)* WAS 3.37%.
THE FUND'S INSTITUTIONAL SERVICE SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.71%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 1.01% (QUARTER ENDED JUNE 30, 1991). ITS LOWEST QUARTERLY RETURN WAS 0.44% (QUARTER ENDED MARCH 31,
1994). * INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400 WHILE PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE, THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL REWARDS.

WHAT ARE THE FUND'S FEES AND EXPENSES?

NEW JERSEY MUNICIPAL CASH TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the New Jersey Municipal Cash Trust's Institutional Service Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of None offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) ( as a percentage of offering price).                     None
Redemption Fee (as a percentage of amount redeemed, if applicable)       None
Exchange Fee                                                             None
Maximum Account Fee                                                      None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE
NET ASSETS)
Management Fee1                                                          0.50%
Shareholder Services Fee2                                                0.25%
Distribution (12b-1) Fee                                                 0.10%
Other Expenses
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED
OCTOBER 31, 1998.
Waiver of Fund expenses1 2
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
---------------------------------------------------------------------------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE SHAREHOLDER SERVICES FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE SHAREHOLDER SERVICES FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in the New Jersey Municipal Cash Trust's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the New Jersey Municipal Cash Trust's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the New Jersey Municipal Cash Trust's Institutional Service Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR       3          5      10
                                                    YEARS      YEARS  YEARS
Payment of the maximum sales charge            0         0         0        0
Expenses assuming no redemption                0         0         0        0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

   The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX EXEMPT SECURITIES
Tax exempt securities are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES
Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT
   Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

   SECTOR RISK
Most of the Fund's securities will be invested in issuers located in New Jersey. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


TEMPORARY INVESTMENTS
During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and New Jersey state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Service Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

   The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or non-New Jersey taxpayers because it invests in New Jersey tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention:  EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:
   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD

     You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION


ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from New Jersey state personal income tax to the extent they are derived from interest on obligations exempt from New Jersey personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS
   The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial statements to be filed by Amendment)

New Jersey SAI                                                  11/25/98
NEW JERSEY MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
WORLD-CLASS INVESTMENT MANAGER


FEDERATED INVESTORS, INC.
FEDERATED INVESTORS TOWER
1001 LIBERTY AVENUE
PITTSBURGH, PA 15222-3779
1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

FEDERATED SECURITIES CORP., DISTRIBUTOR

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229709

0100802A-SS (12/98)













STATEMENT OF ADDITIONAL INFORMATION



NEW JERSEY MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for New Jersey Municipal Cash Trust dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.







CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
What do Shares Cost?
How is the Fund Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Investment Ratings
Addresses


STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

CUSIP 314229709


0100802B  (12/98)

HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both of the classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

The Fund invests so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and New Jersey state income tax imposed upon non-corporate taxpayers. This policy is fundamental and cannot be changed without shareholder approval.

Other tax-exempt securities in which the Fund invests include:

GENERAL OBLIGATION BONDS are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

MUNICIPAL LEASES
Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation ("COPS"). However, the Fund may also invest directly in individual leases.

   CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.
INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The principal risks of investing in a municipal money market fund are described in the Fund's prospectus. An additional risk factor is outlined below.

TAX RISK
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

    INVESTMENT RATINGS
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.


PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.


LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued New Jersey municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations and its Declaration of Trust.


INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Board of Trustees.


INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days notice.


INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.


INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by a nationally recognized rating service, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased.This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.




SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


   MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of November 5, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares: Fleet Securities Corp., Rochester New York, owned approximately 36,409,465 Shares (34.35%); First Union National Bank, Charlotte, North Carolina, owned approximately 21,447,896 Shares (20.23%); United National Bank, Bridgewater, New Jersey, owned approximately 18,450,110 Shares (17.41%); The Bopac Company, Clifton, New Jersey, owned approximately 8,397,898 Shares (7.92%); and Fiduciary Tr Co. International, New York, New York, owned approximately 5,337,000 Shares (5.03%).

As of November 5, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Fiduciary Tr Co. International, New York, New York, owned approximately 14,649,500 Shares (22.26%); Tellson & Co., Gladstone, New Jersey, owned approximately 10,760,707 Shares (16.35%); Victers Three D Inc., Maywood, New Jersey, owned approximately 4,129,261 Shares (6.27%); Radnor Alloys Inc., Cranbury, New Jersey, owned approximately 3,933,603 Shares and First Union Capital Markets Corp, Charlotte, North Carolina, owned approximately 3,405,368 Shares (5.17%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES
Under existing New Jersey laws, distributions made by the Fund will not be subject to New Jersey income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest or gain from obligations issued by or on behalf of the State of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey; or (ii) interest or gain from obligations (such as obligations of the United States) that are statutorily free from New Jersey taxation under federal or New Jersey state laws. Conversely, to the extent that distributions by the Fund are attributable to other types of obligations, such distributions will be subject to New Jersey income taxes.

Distributions received by a corporate shareholder from the Fund will not be exempt from New Jersey Corporation Business Tax or New Jersey Corporation Income Tax.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of November 5, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


JOHN F. DONAHUE*#
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: July 28, 1924
  Chairman and Trustee
Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


THOMAS G. BIGLEY
  15 Old Timber Trail
  Pittsburgh, PA
  Birthdate: February 3, 1934
  Trustee
Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN T. CONROY, JR.
  Wood/IPC Commercial Department
  John R. Wood and Associates, Inc., Realtors
  3255 Tamiami Trail North
  Naples, FL
  Birthdate: June 23, 1937
  Trustee

     Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


WILLIAM J. COPELAND
  One PNC Plaza - 23rd Floor
  Pittsburgh, PA
  Birthdate: July 4, 1918
  Trustee
Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


JAMES E. DOWD, ESQ.
  571 Hayward Mill Road
  Concord, MA
  Birthdate: May 18, 1922
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


LAWRENCE D. ELLIS, M.D.*
  3471 Fifth Avenue, Suite 1111
  Pittsburgh, PA
  Birthdate: October 11, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly: Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


EDWARD L. FLAHERTY, JR., ESQ.#
  Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
  Birthdate: June 18, 1924
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


PETER E. MADDEN
  One Royal Palm Way
  100 Royal Palm Way
  Palm Beach, FL
  Birthdate: March 16, 1942
  Trustee
Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN E. MURRAY, JR., J.D., S.J.D.
  President
  Duquesne University
  Pittsburgh, PA
  Birthdate: December 20, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


WESLEY W. POSVAR
  1202 Cathedral of Learning
  University of Pittsburgh
  Pittsburgh, PA
  Birthdate: September 14, 1925
  Trustee
Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


MARJORIE P. SMUTS
  4905 Bayard Street
  Pittsburgh, PA
  Birthdate: June 21, 1935
  Trustee
Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


GLEN R. JOHNSON *
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 2, 1929
  President and Trustee
Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust $______

Compensation from Federated Fund Complex  $ 0


J. CHRISTOPHER DONAHUE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: April 11, 1949
  Executive Vice President
President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


EDWARD C. GONZALES
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 22, 1930
  Executive Vice President
Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


JOHN W. MCGONIGLE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 26, 1938
  Executive Vice President, Secretary and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


RICHARD B. FISHER
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 17, 1923
  Vice President
President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

      MAXIMUM    AVERAGE AGGREGATE DAILY
ADMINISTRATIVE         NET ASSETS OF THE
          FEE            FEDERATED FUNDS
0.150 of 1%     on the first $250
                million
0.125 of 1%     on the next $250 million
0.100 of 1%     on the next $250 million
0.075 of 1%     on assets in excess of
                $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES
    FOR THE YEAR
   ENDED OCTOBER   1998    1997    1996
             31,
Advisory Fee           $   $669,639$501,943
Earned
Advisory Fee               176,158 215,343
Reduction
Brokerage                       0        0
Commissions
Administrative             155,000 155,108
Fee
12b-1 Fee
Shareholder
Services Fee
Institutional
Shares
Institutional
Service Shares
Fees are THE FUND FOR SERVICES allocated among Classes based on their pro rata share of
Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable
Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE
FUND MEASURE
PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless
otherwise
stated, any
quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share
performance
fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL
TOTAL RETURNS
AND YIELD Total returns given for the one-, five- and since inception periods ended OCTOBER 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended OCTOBER 31, 1998.



Share Class
30-Day Period
1 Year
5 Years
Since Inception*
   INSTITUTIONAL
          SHARES
  Total Return
       --
       %
       %
       %
Yield
%
--
--
--
Effective Yield
%
--
--
--
Tax-Equivalent
Yield
%
--
--
--
* December 13,
1990.


Share Class
30-Day Period
1 Year
5 Years
Since Inception*
   INSTITUTIONAL
  SERVICE SHARES
  Total Return
       --
       %
       %
       %
Yield
%
--
--
--
Effective Yield
%
--
--
--
Tax-Equivalent
Yield
%
--
--
--
* December 13,
1990.



TOTAL RETURN Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

   TAX
EQUIVALENCY
TABLE Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                        TAXABLE YIELD EQUIVALENT FOR 1998
                              STATE OF NEW JERSERY

                                  SINGLE RETURN
      TAX BRACKET:
      FEDERAL
                  15.00%    28.00%       31.00%        36.00%        39.60%



      COMBINED FEDERAL

      AND STATE   16.75%    33.53%       37.37%        42.37%        45.97%


      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450


TAX-EXEMPT

YIELD                         TAXABLE YIELD EQUIVALENT


        1.50%      1.80%     2.26%       2.40%         2.60%         2.78%

        2.00%      2.40%     3.01%       3.19%         3.47%         3.70%

        2.50%      3.00%     3.76%       3.99%         4.34%         4.63%

        3.00%      3.60%     4.51%       4.79%         5.21%         5.55%

        3.50%      4.20%     5.27%       5.59%         6.07%         6.48%

        4.00%      4.80%     6.02%       6.39%         6.94%         7.40%

        4.50%      5.41%     6.77%       7.19%         7.81%         8.33%

        5.00%      6.01%     7.52%       7.98%         8.68%         9.25%

        5.50%      6.61%     8.27%       8.78%         9.54%        10.18%

        6.00%      7.21%     9.03%       9.58%        10.41%        11.10%


      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                        TAXABLE YIELD EQUIVALENT FOR 1998
                              STATE OF NEW JERSERY

                              MARRIED FILING JOINT
      TAX BRACKET:
      FEDERAL
                  15.00%    28.00%       31.00%        36.00%        39.60%



      COMBINED FEDERAL

      AND STATE   16.75%    33.53%       37.37%        42.37%        45.97%


      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER

      RETURN      42,350    102,300      155,950       278,450      $278,450


TAX-EXEMPT

YIELD                         TAXABLE YIELD EQUIVALENT


        1.50%      1.80%     2.26%       2.40%         2.60%         2.78%

        2.00%      2.40%     3.01%       3.19%         3.47%         3.70%

        2.50%      3.00%     3.76%       3.99%         4.34%         4.63%

        3.00%      3.60%     4.51%       4.79%         5.21%         5.55%

        3.50%      4.20%     5.27%       5.59%         6.07%         6.48%

        4.00%      4.80%     6.02%       6.39%         6.94%         7.40%

        4.50%      5.41%     6.77%       7.19%         7.81%         8.33%

        5.00%      6.01%     7.52%       7.98%         8.68%         9.25%

        5.50%      6.61%     8.27%       8.78%         9.54%        10.18%

        6.00%      7.21%     9.03%       9.58%        10.41%        11.10%


      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


FINANCIAL PUBLICATIONS
THE WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE and MONEY magazines, among others--provide performance statistics over specified time periods.


IBC/DONOGHUE'S MONEY FUND REPORT
Publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.


LIPPER ANALYTICAL SERVICES, INC.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC., AND STANDARD & POOR'S Various publications.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

   MUNICIPAL FUNDS
In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS
In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


INVESTMENT RATINGS

APPENDIX

   STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

     F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

NEW JERSEY MUNICIPAL CASH TRUST

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000


DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779


INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, Massachusetts 02266-8600


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222







PROSPECTUS


NEW YORK MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


CASH II SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities.



FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







CONTENTS
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information










PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and the personal income taxes imposed by New York State and New York municipalities.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
Annual Total Return (Calendar years 1992 - 1997)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Cash II Shares of New York Municipal Cash Trust as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 3.50%.

The `x' axis represents calculation periods from the earliest calendar year end of the Cash II Shares' start of business through the calendar year ended 1997. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Cash II Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 1997 are 2.59%, 1.93%, 2.38%, 3.41%, 2.98% and 3.12%, respectively.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S CASH II CLASS ON A YEARLY
BASIS.
THE FUND'S CASH II SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE. 7-DAY NET YIELD AS OF (12/31/97)* WAS 3.39%. THE FUND'S CASH II SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.72%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 0.88% (QUARTER ENDED JUNE 30, 1995). ITS LOWEST QUARTERLY RETURN WAS 0.45% (QUARTER ENDED MARCH 31, 1994).
*INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400.


While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

NEW YORK MUNICIPAL CASH TRUST
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the New York Municipal Cash Trust's Cash II Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of None offering price)
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, as applicable)                             None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
( as a percentage of offering price)                                     None
Redemption Fee (as a percentage of amount redeemed, if applicable)       None
Exchange Fee                                                             None
Maximum Account Fee                                                      None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE
NET ASSETS)
Management Fee 1                                                        0.40%
Shareholder Services Fee                                                0.25%
Distribution (12b-1) Fee 2                                              0.25%
Other Expenses
       TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED OCTOBER
31, 1998.
Waiver of Fund expenses 1 2
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE DISTRIBUTION (12B-1) FEE HAS BEEN VOLUNTARILY WAIVED. THIS VOLUNTARY WAIVER CAN BE TERMINATED AT ANY TIME. THE DISTRIBUTION (12B-1) FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in the New York Municipal Cash Trust's Cash II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the New York Municipal Cash Trust's Cash II Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the New York Municipal Cash Trust's Cash II Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR     3         5         10 YEARS
                                                   YEARS     YEARS
Payment of the maximum sales charge        0         0         0          0
Expenses assuming no redemption            0         0         0          0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX-EXEMPT SECURITIES
Tax-exempt securities are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment. FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.


MUNICIPAL NOTES
Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


SECTOR RISK
Most of the Fund's securities will be invested in issuers located in New York. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



TEMPORARY INVESTMENTS


During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal.
This also may cause the Fund to receive and distribute taxable income to investors.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Service Shares and Cash II Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Cash II Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in New York tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.




HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention:  EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL
You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD
You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS


The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from New York state personal income tax to the extent they are derived from interest on obligations exempt from New York personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of .40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.




FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial Statements to be filed by Amendment)

NEW YORK MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


CASH II SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229733

G00208-02 (12/98)













PROSPECTUS


NEW YORK MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities.



FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







CONTENTS
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information






PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and the personal income taxes imposed by New York State and New York municipalities.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of New York Municipal Cash Trust as of the calendar year-end for each of eleven years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares' start of business through the calendar year ended 1997. The light gray shaded chart features eleven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1987 through 1997, are 4.10%, 4.76%, 5.76%, 5.52%, 4.30%, 2.75%,
2.10%, 2.57%, 3.59%, 3.17%, and 3.30%, respectively.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SERVICE SHARES CLASS ON A YEARLY BASIS.
THE FUND'S INSTITUTIONAL SERVICE SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE
(LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE.
7-DAY NET YIELD AS OF (12/31/97)* WAS 3.57%.
THE FUND'S INSTITUTIONAL SERVICE SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.76 %. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 1.49% (QUARTER ENDED JUNE 30, 1989). ITS LOWEST QUARTERLY RETURN WAS 0.49% (QUARTER ENDED MARCH 31,
1994). * INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

NEW YORK MUNICIPAL CASH TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the New York Municipal Cash Trust's Institutional Service Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of None offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original        None
purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other None Distributions) ( as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)       None
Exchange Fee                                                             None
Maximum Account Fee                                                      None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE
NET ASSETS)
Management Fee1                                                          0.40%
Shareholder Services Fee2                                                0.25%
Distribution (12b-1) Fee3                                                0.25%
Other Expenses
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED
OCTOBER 31, 1998.
Waiver of Fund expenses1 2 3
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
------------------------------------------------------------------------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE SHAREHOLDER SERVICES FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE SHAREHOLDER SERVICES FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. 3 THE DISTRIBUTION (12B-1) FEE HAS BEEN VOLUNTARILY WAIVED. THIS VOLUNTARY WAIVER CAN BE TERMINATED AT ANYTIME. THE (12B-1) FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS __% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in the New York Municipal Cash Trust's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the New York Municipal Cash Trust's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the New York Municipal Cash Trust's Institutional Service Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS    5         10
                                                             YEARS     YEARS
Payment of the maximum sales charge        0         0         0         0
Expenses assuming no redemption            0         0         0         0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX-EXEMPT SECURITIES
Tax-exempt securities are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment. FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES
Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK
Most of the Fund's securities will be invested in issuers located in New York. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.




TEMPORARY INVESTMENTS


During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Service Shares and Cash II Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in New York tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.




HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention:  EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:
   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL
You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD
You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS


TELEPHONE TRANSACTIONS



The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL  GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from New York state personal income tax to the extent they are derived from interest on obligations exempt from New York personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.




FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial Statements to be filed by Amendment)

                               69  NY SAI
NEW YORK MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
WORLD-CLASS INVESTMENT MANAGER

FEDERATED INVESTORS, INC.
FEDERATED INVESTORS TOWER
1001 LIBERTY AVENUE
PITTSBURGH, PA 15222-3779
1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

FEDERATED SECURITIES CORP., DISTRIBUTOR


INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229741

G00208-01 (12/98)













STATEMENT OF ADDITIONAL INFORMATION


NEW YORK MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES
CASH II SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for New York Municipal Cash Trust, dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.







CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
What do Shares Cost?
How is the Fund Sold?
Subaccounting Services
Massachusetts Partnership Law
Redemption in Kind
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Investment Ratings
Addresses










STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

CUSIP 314229741
CUSIP 314229733

8120103B (12/98)

HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Service Shares and Cash II Shares (Shares). This SAI relates to all of the classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and the personal income taxes imposed by New York State and New York municipalities. This policy is fundamental and cannot be changed without shareholder approval.





Other tax-exempt securities in which the Fund invests include:

GENERAL OBLIGATION BONDS are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

MUNICIPAL LEASES
Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.


CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The principal risks of investing in a municipal money market fund are described in the Fund's prospectus. An additional risk factor is outlined below.

TAX RISK
In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.



INVESTMENT RATINGS
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance." INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions. BORROWING MONEY The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Interest paid on borrowed funds will serve to reduce the Fund's income. The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding.

PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, although it may invest in New York tax-exempt securities secured by real estate or interests in real estate.

INVESTING IN COMMODITIES AND MINERALS
The Fund will not purchase or sell commodities, commodity contracts, or oil, gas, or other mineral exploration or development programs.

UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

MAKING LOANS
The Fund will not make loans except that it may acquire publicly or non-publicly issued New York tax-exempt securities, in accordance with its investment objective, policies, and limitations, and the Trust's Declaration of Trust.

ACQUIRING SECURITIES
The Fund will not acquire the voting securities of any issuer, except as part of a merger, consolidation, reorganization, or acquisition of assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not invest in securities issued by any other investment company or investment trust.
INVESTMENTS IN ANY ONE ISSUER
With respect to securities comprising 75% of its assets, the Fund will not invest more than 10% of its total assets in the securities of any one issuer.

Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalitites, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and the security is backed only by its own assets and revenues.

Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.

INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (or in the alternative, guarantors, where applicable) which have records of less than three years of continuous operations, including the operation of any predecessor.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than 0.5% of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

INVESTING IN OPTIONS
The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase tax-exempt securities accompanied by agreements of sellers to repurchase them at the Fund's option.

INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days.

ISSUING SENIOR SECURITIES
The Fund will not issue senior securities, except as permitted by the investment objective and policies and limitations of the Fund.

The above limitations cannot be changed without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders. DETERMINING MARKET VALUE OF SECURITIES The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased.This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.




MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.




REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of November 6, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Fiduciary Trust Co. International, New York, New York, owned approximately 106,493,600 shares (20.64%) and Fleet Securities Corp., Rochester, New York, owned approximately 84,888,049 shares (16.46%).

As of November 6, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Cash II Shares: North Fork Bank, Mattituck, New York, owned approximately 5,633,392 shares (12.19%) and Compass Investment Services Corp., Melville, New York, owned approximately 5,462,532 shares (11.74%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES
Under existing New York laws, distributions made by the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent interest income attributable to obligations issued by the State of New York and its political subdivisions as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York State and New York City personal income taxes.

The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York State and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.

Dividends paid by the Fund are exempt from the New York City unincorporated business taxes to the same extent that they are exempt from the New York City personal income taxes.

     Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.As of November 6, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


JOHN F. DONAHUE*#
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: July 28, 1924
  Chairman and Trustee
Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


THOMAS G. BIGLEY
  15 Old Timber Trail
  Pittsburgh, PA
  Birthdate: February 3, 1934
  Trustee
Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN T. CONROY, JR.
  Wood/IPC Commercial Department
  John R. Wood and Associates, Inc., Realtors
  3255 Tamiami Trail North
  Naples, FL
  Birthdate: June 23, 1937
  Trustee

     Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


WILLIAM J. COPELAND
  One PNC Plaza - 23rd Floor
  Pittsburgh, PA
  Birthdate: July 4, 1918
  Trustee
Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


JAMES E. DOWD, ESQ.
  571 Hayward Mill Road
  Concord, MA
  Birthdate: May 18, 1922
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


LAWRENCE D. ELLIS, M.D.*
  3471 Fifth Avenue, Suite 1111
  Pittsburgh, PA
  Birthdate: October 11, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly: Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


EDWARD L. FLAHERTY, JR., ESQ.#
  Miller, Ament, Henny & Kochuba
  205 Ross Street
  Pittsburgh, PA
  Birthdate: June 18, 1924
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


PETER E. MADDEN
  One Royal Palm Way
  100 Royal Palm Way
  Palm Beach, FL
  Birthdate: March 16, 1942
  Trustee
Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN E. MURRAY, JR., J.D., S.J.D.
  President
  Duquesne University
  Pittsburgh, PA
  Birthdate: December 20, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


WESLEY W. POSVAR
  1202 Cathedral of Learning
  University of Pittsburgh
  Pittsburgh, PA
  Birthdate: September 14, 1925
  Trustee
Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


MARJORIE P. SMUTS
  4905 Bayard Street
  Pittsburgh, PA
  Birthdate: June 21, 1935
  Trustee

     Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly: National Spokesperson, Aluminum Company of America; business owner.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


GLEN R. JOHNSON*
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 2, 1929
  President and Trustee
Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust $______

Compensation from Federated Fund Complex  $ 0


J. CHRISTOPHER DONAHUE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: April 11, 1949
  Executive Vice President
President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


EDWARD C. GONZALES
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 22, 1930
  Executive Vice President
Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


JOHN W. MCGONIGLE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 26, 1938
  Executive Vice President, Secretary and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


RICHARD B. FISHER
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 17, 1923
  Vice President
President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

      MAXIMUM    AVERAGE AGGREGATE DAILY
ADMINISTRATIVE         NET ASSETS OF THE
          FEE            FEDERATED FUNDS
0.150 of 1%     on the first $250
                million
0.125 of 1%     on the next $250 million
0.100 of 1%     on the next $250 million
0.075 of 1%     on assets in excess of
                $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES
     FOR THE YEAR
ENDED OCTOBER 31,  1998    1997     1996
Advisory Fee            $  $1,787,40$1,298,934
Earned
Advisory Fee               $421,045 $351,948
Reduction
Brokerage                        0       0
Commissions
Administrative             $337,389 $245,547
Fee
12b-1 Fee
   Institutional           $1,059,609
Service Shares
   Cash II Shares          $57,455
Shareholder
Services Fee
   Institutional           $1,059,609
Service Shares
   Cash II Shares          $57,455
Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns given for the one-year, five-year, ten-year and since inception periods ended OCTOBER 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended OCTOBER 31, 1998.



Share Class   30-Day Period  1 Year     5 Years   10 Years  Since Inception*
                          INSTITUTIONAL SERVICE SHARES
                            Total Return -- % % % %
Yield              %              --              --        --          --
Effective Yield    %              --              --        --          --
Tax-Equivalent Yield              %               --  --          --          --
* November 28, 1982


Share Class   30-Day Period  1 Year    5 Years   10-Years     Since Inception*
                                 CASH II SHARES
Total Return       --             %               %         %           %
Yield              %              --              --        --          --
Effective Yield    %              --              --        --          --
Tax-Equivalent Yield              %               --  --          --          --
* April 25, 1991

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE


Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



TAXABLE YIELD EQUIVALENT FOR 1998 STATE OF NEW YORK
      FEDERAL TAX    15.00%        28.00%          31.00%            36.00%        39.60%
         BRACKET:
 COMBINED FEDERAL
    AND STATE TAX    21.850%      34.850%         37.850%           42.850%       46.450%
         BRACKET:
Joint Return         $1-42,350 $42,351-102,300 $102,301-155,950$155,951-278,450OVER
                                                                                 $278,450
Single Return        $1-25,350 $25,351-61,400 $61,401-128,100  $128,101-278,450OVER
                                                                                 $278,450
TAX-EXEMPT YIELD     TAXABLE YIELD EQUIVALENT
1.50%                 1.92%         2.30%           2.41%             2.62%         2.80%
2.00%                 2.56%         3.07%           3.22%             3.50%         3.73%
2.50%                 3.20%         3.84%           4.02%             4.37%         4.67%
3.00%                 3.84%         4.60%           4.83%             5.25%         5.60%
3.50%                 4.48%         5.37%           5.63%             6.12%         6.54%
4.00%                 5.12%         6.14%           6.44%             7.00%         7.47%
4.50%                 5.76%         6.91%           7.24%             7.87%         8.40%
5.00%                 6.40%         7.67%           8.05%             8.75%         9.34%
5.50%                 7.04%         8.44%           8.85%             9.62%        10.27%
6.00%                 7.68%         9.21%           9.65%            10.50%        11.20%


NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


FINANCIAL PUBLICATIONS
THE WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE and MONEY magazines, among others--provide performance statistics over specified time periods.


IBC/DONOGHUE'S MONEY FUND REPORT
Publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.


LIPPER ANALYTICAL SERVICES, INC.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

MUNICIPAL FUNDS


In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



EQUITY FUNDS
In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


INVESTMENT RATINGS


STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

NEW YORK MUNICIPAL CASH TRUST

Institutional Service Shares
Cash II Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222















PROSPECTUS


TENNESSEE MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee.



FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.







CONTENTS
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information




PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee consistent with stability of principal and liquidity.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Tennessee dividend and interest income tax.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total return of Institutional Shares of Tennessee Municipal Cash Trust as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 3.50%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended 1997. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for the calendar year is stated directly at the top of the bar, for the calendar year 1997, the total return was 3.50%.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SHARES CLASS ON A YEARLY BASIS.
THE FUND'S INSTITUTIONAL SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE. 7-DAY NET YIELD AS OF (12/31/97)* WAS 3.83%. THE FUND'S INSTITUTIONAL SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 2.53%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 0.91% (QUARTER ENDED JUNE 30, 1997). ITS LOWEST QUARTERLY RETURN WAS 0.80%
(QUARTER ENDED MARCH 31, 1997).
* INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400.
While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

TENNESSEE MUNICIPAL CASH TRUST
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tennessee Municipal Cash Trust's Institutional Shares.
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of         None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, as applicable)                                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) ( as a percentage of offering price).                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)           None
Exchange Fee                                                                 None
Maximum Account Fee                                                          None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management Fee1                                                              0.50%
Shareholder Services Fee2                                                    0.25%
Distribution (12b-1) Fee                                                     None
Other Expenses


  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) Although not contractually obligated to do so, the adviser waived and distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund ACTUALLY paid for the fiscal year ended October 31, 1998. Waiver of Fund expenses 1 2
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
------------------------------------------------------------------------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE SHAREHOLDER SERVICES FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE SHAREHOLDER SERVICES FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in the Tennessee Municipal Cash Trust's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Tennessee Municipal Cash Trust's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tennessee Municipal Cash Trust's Institutional Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR       3          5      10
                                                    YEARS      YEARS  YEARS
Payment of the maximum sales charge            0         0         0        0
Expenses assuming no redemption                0         0         0        0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX-EXEMPT SECURITIES are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES
Short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.



CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.




WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK
Most of the Fund's securities will be invested in issuers located in Tennessee. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



TEMPORARY INVESTMENTS


During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income tax imposed by the State of Tennessee. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Tennessee taxpayers because it invests in Tennessee tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.




HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day.


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS


The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Tennessee state personal income tax to the extent they are derived from interest on obligations exempt from Tennessee personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.




FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial statements to be filed by Amendment)

TENNESSEE MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

INVESTMENT COMPANY ACT FILE NO. 811-5911

CUSIP 314229642
G01682-01 (12/98)













PROSPECTUS


TENNESSEE MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee.



FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







CONTENTS
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information






PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee consistent with stability of principal and liquidity.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Tennessee dividend and interest income tax.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total return of Institutional Service Shares of Tennessee Municipal Cash Trust as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 3.50%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares' start of business through the calendar year ended 1997. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for the calendar year is stated directly at the top of each respective bar, for the calendar year 1997 the total return was 3.24%.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SERVICE SHARES CLASS ON A YEARLY BASIS.
THE FUND'S INSTITUTIONAL SERVICE SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE
(LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE.
7-DAY NET YIELD AS OF (12/31/97)* WAS 3.58%.
THE FUND'S INSTITUTIONAL SERVICE SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.76%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 0.84% (QUARTER ENDED JUNE 30, 1997). ITS LOWEST QUARTERLY RETURN WAS 0.74% (QUARTER ENDED MARCH 31,
1997). * INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400 WHILE PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE, THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL REWARDS.

WHAT ARE THE FUND'S FEES AND EXPENSES?

TENNESSEE MUNICIPAL CASH TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tennessee Municipal Cash Trust's Institutional Service Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of None offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) ( as a percentage of offering price).                    None
Redemption Fee (as a percentage of amount redeemed, if applicable)      None
Exchange Fee                                                            None
Maximum Account Fee                                                     None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE
NET ASSETS)
Management Fee1                                                         0.50%
Shareholder Services Fee2                                               0.25%
Distribution (12b-1) Fee                                                None
Other Expenses                                                          0.58%

     TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) 1.33% ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998.

Waiver of Fund expenses1 2                                              0.73%
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           0.60%
------------------------------------------------------------------------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE SHAREHOLDER SERVICES FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE SHAREHOLDER SERVICES FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in the Tennessee Municipal Cash Trust's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Tennessee Municipal Cash Trust's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tennessee Municipal Cash Trust's Institutional Service Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR       3          5      10
                                                    YEARS      YEARS  YEARS
Payment of the maximum sales charge            0         0         0        0
Expenses assuming no redemption             $135      $421      $729   $1,601

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX-EXEMPT SECURITIES
Tax-exempt securities are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES
Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES
Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.



CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.




WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK
Most of the Fund's securities will be invested in issuers located in Tennessee. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.




TEMPORARY INVESTMENTS


During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income tax imposed by the State of Tennessee. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Tennessee taxpayers because it invests in Tennessee tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.




HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention:  EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:
   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD
You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS


TELEPHONE TRANSACTIONS


The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION


ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Tennessee state personal income tax to the extent they are derived from interest on obligations exempt from Tennessee personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.




FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial statements to be filed by Amendment)

TENNESSEE MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
WORLD-CLASS INVESTMENT MANAGER

FEDERATED INVESTORS, INC.
FEDERATED INVESTORS TOWER
1001 LIBERTY AVENUE
PITTSBURGH, PA 15222-3779
1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

FEDERATED SECURITIES CORP., DISTRIBUTOR

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229634

G01682-02 (12/98)












STATEMENT OF ADDITIONAL INFORMATION



TENNESSEE MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Tennessee Municipal Cash Trust dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.







CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
What do Shares Cost?
How is the Fund Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Investment Ratings
Addresses
STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

CUSIP 314229634
CUSIP 314229642


G01682-03 (12/98)

HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both of the classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and the personal income tax imposed by the State of Tennessee. This policy is fundamental and cannot be changed without shareholder approval.





Other tax-exempt securities in which the Fund invests include:

GENERAL OBLIGATION BONDS are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

MUNICIPAL LEASES
Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.


CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The principal risks of investing in a municipal money market fund are described in the Fund's prospectus. An additional risk factor is outlined below.


TAX RISK
In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.



INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating service or be of comparable quality to securities having such ratings. A rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest-rating categories. See "Regulatory Compliance."

INVESTMENT LIMITATIONS
The following investment limitations are fundamental, except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the
SEC) in an open-end investment company with substantially the same investment objectives):

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued Tennessee tax-exempt securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, and limitations or the Trust's Declaration of Trust.

INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Board.

INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Board without shareholder approval except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the SEC) in an open-end investment company with substantially the same investment objectives. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days notice.

INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized statistical rating organizations, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.




MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Board enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.






ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of November 5, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares: FUBS & Co. (for the benefit of Chris C. Pardue), Charlotte, North Carolina, owned approximately 2,720,000 Shares (6.01%); Sharp Market & Company, Home Federal Bank FSB, Knoxville, Tennessee, owned approximately 4,219,575 Shares (9.32%); Chase Manhattan Bank, Brooklyn, New York, owned approximately 4,602,327 Shares (10.17%); Trust Co. of Knoxville, Knoxville, Tennessee, owned approximately 7,349,169 Shares (16.23%); Reep & CO., Pioneer Bank, Chattanooga, Tennessee, owned approximately 8,533,192 Shares (18.85%); and James A. Massey, Collierville, Tennessee, owned approximately 11,670,113 Shares (25.78%).

As of November 5, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Coca Cola Bottling Works of Tullahoma, Inc., Tullahoma, Tennessee, owned approximately 1,735,040 Shares (13.11%); Derril and Margaret Reeves, Brentwood, Tennessee, owned approximately 2,823,278 Shares (8.68%); Dent Thompson, Nashville, Tennessee, owned approximately 2,901,857 Shares (8.92%); BHC Securities, Inc., Philadelphia, Pennsylvania, owned approximately 4,263,027 Shares (13.11%); and Boswell Family Rev. Trust, Nashville, Tennessee, owned approximately 7,013,281 Shares (21.56%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES
Under existing Tennessee law, distributions made by the Fund will not be subject to Tennessee personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Internal Revenue Code, and represent
(i) interest on obligations of the state of Tennessee or its political subdivisions; or (ii) interest on certain obligations of the United States, or any agency or instrumentality thereof. To the extent that distributions by the Fund are derived from distributions on other types of obligations, such distributions will be subject to Tennessee personal income taxes.

Distributions made by the Fund will be subject to the excise taxes imposed on corporations.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.As of October 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


JOHN F. DONAHUE*#
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: July 28, 1924
  Chairman and Trustee
Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


THOMAS G. BIGLEY
  15 Old Timber Trail
  Pittsburgh, PA
  Birthdate: February 3, 1934
  Trustee
Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN T. CONROY, JR.
  Wood/IPC Commercial Department
  John R. Wood and Associates, Inc., Realtors
  3255 Tamiami Trail North
  Naples, FL
  Birthdate: June 23, 1937
  Trustee

     Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


WILLIAM J. COPELAND
  One PNC Plaza - 23rd Floor
  Pittsburgh, PA
  Birthdate: July 4, 1918
  Trustee
Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


JAMES E. DOWD, ESQ.
  571 Hayward Mill Road
  Concord, MA
  Birthdate: May 18, 1922
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


LAWRENCE D. ELLIS, M.D.*
  3471 Fifth Avenue, Suite 1111
  Pittsburgh, PA
  Birthdate: October 11, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly: Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


EDWARD L. FLAHERTY, JR., ESQ.#
  Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
  Birthdate: June 18, 1924
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


PETER E. MADDEN
  One Royal Palm Way
  100 Royal Palm Way
  Palm Beach, FL
  Birthdate: March 16, 1942
  Trustee
Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN E. MURRAY, JR., J.D., S.J.D.
  President
  Duquesne University
  Pittsburgh, PA
  Birthdate: December 20, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


WESLEY W. POSVAR
  1202 Cathedral of Learning
  University of Pittsburgh
  Pittsburgh, PA
  Birthdate: September 14, 1925
  Trustee
Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


MARJORIE P. SMUTS
  4905 Bayard Street
  Pittsburgh, PA
  Birthdate: June 21, 1935
  Trustee

     Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly: National Spokesperson, Aluminum Company of America; business owner.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


GLEN R. JOHNSON *
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 2, 1929
  President and Trustee
Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust $______

Compensation from Federated Fund Complex  $ 0


J. CHRISTOPHER DONAHUE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: April 11, 1949
  Executive Vice President
President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


EDWARD C. GONZALES
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 22, 1930
  Executive Vice President
Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


JOHN W. MCGONIGLE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 26, 1938
  Executive Vice President, Secretary and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


RICHARD B. FISHER
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 17, 1923
  Vice President
President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

      MAXIMUM    AVERAGE AGGREGATE DAILY
ADMINISTRATIVE         NET ASSETS OF THE
          FEE            FEDERATED FUNDS
0.150 of 1%     on the first $250
                million
0.125 of 1%     on the next $250 million
0.100 of 1%     on the next $250 million
0.075 of 1%     on assets in excess of
                $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES
    FOR THE YEAR
   ENDED OCTOBER   1998    1997    1996
             31,
Advisory Fee           $   $221,951      $
Earned
Advisory Fee               221,951
Reduction
Brokerage                       0
Commissions
Administrative             154,970
Fee
Shareholder
Services Fee
  Institutional            45,1618
  Shares
  Institutional            65,858
  Service Shares
Fees are allocated among Classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year and since inception periods ended OCTOBER 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended OCTOBER 31, 1998.

Share Class        30-Day Period  1 Year          Since Inception*
                              INSTITUTIONAL SHARES
Total Return       --             %               %
Yield              %              --              --
Effective Yield    %              --              --
Tax-Equivalent Yield              %               --  --
* May 22, 1996


Share Class        30-Day Period  1 Year          Since Inception*
                          INSTITUTIONAL SERVICE SHARES
Total Return       --             %               %
Yield              %              --              --
Effective Yield    %              --              --
Tax-Equivalent Yield              %               --  --
* May 22, 1996

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE


Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                        TAXABLE YIELD EQUIVALENT FOR 1998

                               STATE OF TENNESSEE
      TAX BRACKET:
      FEDERAL     15.00%    28.00%       31.00%        36.00%        39.60%



      COMBINED FEDERAL

      AND STATE   21.00%    34.00%       37.00%        42.00%        45.60%




      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER

      RETURN      42,350    102,300      155,950       278,450      $278,450



      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450


TAX-EXEMPT

YIELD                         TAXABLE YIELD EQUIVALENT


        1.50%      1.90%     2.27%       2.38%         2.59%         2.76%

        2.00%      2.53%     3.03%       3.17%         3.45%         3.68%

        2.50%      3.16%     3.79%       3.97%         4.31%         4.60%

        3.00%      3.80%     4.55%       4.76%         5.17%         5.51%

        3.50%      4.43%     5.30%       5.56%         6.03%         6.43%

        4.00%      5.06%     6.06%       6.35%         6.90%         7.35%

        4.50%      5.70%     6.82%       7.14%         7.76%         8.27%

        5.00%      6.33%     7.58%       7.94%         8.62%         9.19%

        5.50%      6.96%     8.33%       8.73%         9.48%        10.11%

        6.00%      7.59%     9.09%       9.52%        10.34%        11.03%


      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


FINANCIAL PUBLICATIONS
THE WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE and MONEY magazines, among others--provide performance statistics over specified time periods.


IBC/DONOGHUE'S MONEY FUND REPORT
Publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.


LIPPER ANALYTICAL SERVICES, INC.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC., AND STANDARD & POOR'S Various publications.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

MUNICIPAL FUNDS


In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



EQUITY FUNDS
In the equity sector, Federated has more than 27 years' experience. As of

December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


INVESTMENT RATINGS





STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

TENNESSEE MUNICIPAL CASH TRUST

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222








PROSPECTUS


VIRGINIA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia.



FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







CONTENTS
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information




PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Virginia state income tax.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Virginia Municipal Cash Trust as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended 1997. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1997, are 2.73%, 3.59%, 3.17% and 3.36%, respectively.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SHARES CLASS ON A YEARLY BASIS.
THE FUND'S INSTITUTIONAL SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE. 7-DAY NET YIELD AS OF (12/31/97)* WAS 3.60%. THE FUND'S INSTITUTIONAL SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.78%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 0.93% (QUARTER ENDED JUNE 30, 1995). ITS LOWEST QUARTERLY RETURN WAS 0.57%
(QUARTER ENDED MARCH 31, 1994).
* INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400.

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

VIRGINIA MUNICIPAL CASH TRUST
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Virginia Municipal Cash Trust's Institutional Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of       None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase None price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other None Distributions) ( as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)         None
Exchange Fee                                                               None
Maximum Account Fee                                                        None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee1                                                            0.40%
Shareholder Services Fee2                                                  0.25%
Distribution (12b-1) Fee                                                   None
Other Expenses
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED OCTOBER
31, 1998.
Waiver of Fund expenses 1 2
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
--------------------------------------------------------------------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE SHAREHOLDER SERVICES FEE HAS BEEN VOLUNTARILY WAIVED. THIS VOLUNTARY WAIVER CAN BE TERMINATED AT ANY TIME. THE SHAREHOLDER SERVICES FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in the Virginia Municipal Cash Trust's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Virginia Municipal Cash Trust's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Virginia Municipal Cash Trust's Institutional Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR      3          5        10
                                                    YEARS      YEARS     YEARS
Payment of the maximum sales charge        0          0          0         0
Expenses assuming no redemption            0          0          0         0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX-EXEMPT SECURITIES
Tax-exempt securities are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment. FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.
MUNICIPAL NOTES
Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.




WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


SECTOR RISK
Most of the Fund's securities will be invested in issuers located in Virginia. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



TEMPORARY INVESTMENTS

During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Virginia state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Virginia taxpayers because it invests in Virginia tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.




HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day.


BY MAIL
You may redeem Shares by mailing a written request to the Fund.
You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS


The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Virginia state personal income tax to the extent they are derived from interest on obligations exempt from Virginia personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.




FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial Statements to be filed by Amendment)

VIRGINIA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229816

3080591A-IS (12/98)














PROSPECTUS


VIRGINIA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia.



FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







CONTENTS
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information






PROSPECTUS DATED DECEMBER 31, 1998

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Virginia state income tax.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of Virginia Municipal Cash Trust as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 3.50%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares' start of business through the calendar year ended 1997. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1997, are 2.60%, 3.49%, 3.07% and 3.21%, respectively.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SERVICE SHARES CLASS ON A YEARLY BASIS.
THE FUND'S INSTITUTIONAL SERVICE SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE
(LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE.
7-DAY NET YIELD AS OF (12/31/97)* WAS 3.45%.
THE FUND'S INSTITUTIONAL SERVICE SHARES AVERAGE ANNUAL TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER OF SEPTEMBER 30, 1998 WAS 0.75%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 0.90% (QUARTER ENDED JUNE 30, 1995). ITS LOWEST QUARTERLY RETURN WAS 0.55% (QUARTER ENDED MARCH 31,
1994). * INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards

WHAT ARE THE FUND'S FEES AND EXPENSES?

VIRGINIA MUNICIPAL CASH TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Virginia Municipal Cash Trust's Institutional Service Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of None offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original       None
purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other None Distributions) ( as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)      None
Exchange Fee                                                            None
Maximum Account Fee                                                     None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE
NET ASSETS)
Management Fee1                                                        0.40%
Shareholder Services Fee2                                              0.25%
Distribution (12b-1) Fee                                               None
Other Expenses
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) ALTHOUGH NOT CONTRACTUALLY OBLIGATED TO DO SO, THE ADVISER WAIVED AND DISTRIBUTOR REIMBURSED CERTAIN AMOUNTS. THESE ARE SHOWN BELOW ALONG WITH THE NET EXPENSES THE FUND ACTUALLY PAID FOR THE FISCAL YEAR ENDED OCTOBER
31, 1998.
Waiver of Fund expenses1 2
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
-----------------------------------------------------------------------
1 THE ADVISER VOLUNTARILY WAIVED A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE PAID BY THE FUND (AFTER THE VOLUNTARY WAIVER) WAS _____% FOR THE YEAR ENDED OCTOBER 31, 1998. 2 THE SHAREHOLDER SERVICES FEE HAS BEEN VOLUNTARILY REDUCED. THIS VOLUNTARY REDUCTION CAN BE TERMINATED AT ANY TIME. THE SHAREHOLDER SERVICES FEE PAID BY THE FUND (AFTER THE VOLUNTARY REDUCTION) WAS ______% FOR THE YEAR ENDED OCTOBER 31, 1998. EXAMPLE The following Example is intended to help you compare the cost of investing in the Virginia Municipal Cash Trust's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Virginia Municipal Cash Trust's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Virginia Municipal Cash Trust's Institutional Service Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR      3          5        10 YEARS
                                                    YEARS      YEARS
Payment of the maximum sales charge        0          0          0         0
Expenses assuming no redemption            0          0          0         0

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX-EXEMPT SECURITIES
Tax-exempt securities are FIXED INCOME SECURITIES that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment. FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES
Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.



CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.




WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


SECTOR RISK
Most of the Fund's securities will be invested in issuers located in Virginia. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.




TEMPORARY INVESTMENTS


During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Virginia state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Virginia taxpayers because it invests in Virginia tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.




HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and Submit your purchase order to the investment professional before 1:00 p.m.
(Eastern time).
You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention:  EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:
   through an investment professional if you purchased Shares through an investment professional; or directly from the Fund if you purchased Shares directly from the Fund.
THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA  02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


SIGNATURE GUARANTEES Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record; your redemption will be sent to an address of record that was changed within the last thirty days; or a redemption is payable to someone other than the shareholder(s) of record.
Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;
   during periods of market volatility; or
   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD

     You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS


TELEPHONE TRANSACTIONS


The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Virginia state personal income tax to the extent they are derived from interest on obligations exempt from Virginia personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of .40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial Statements to be filed by Amendment)

                               16  VA SAI
VIRGINIA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

FEDERATED
WORLD-CLASS INVESTMENT MANAGER

FEDERATED INVESTORS, INC.
FEDERATED INVESTORS TOWER
1001 LIBERTY AVENUE
PITTSBURGH, PA 15222-3779
1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

FEDERATED SECURITIES CORP., DISTRIBUTOR

INVESTMENT COMPANY ACT FILE NO. 811-5911
CUSIP 314229824

3080501A-SS (12/98)










STATEMENT OF ADDITIONAL INFORMATION



VIRGINIA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Virginia Municipal Cash Trust dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.







CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
What do Shares Cost?
How is the Fund Sold?
Subaccounting Services
Massachusetts Partnership Law
Redemption in Kind
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Investment Ratings
Addresses








STATEMENT DATED DECEMBER 31, 1998



[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

CUSIP 314229816
CUSIP 314229824

3080501B (12/98)

HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to all of the classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Virginia state income tax. This policy is fundamental and cannot be changed without shareholder approval.





Other tax-exempt securities in which the Fund invests include:

GENERAL OBLIGATION BONDS are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

MUNICIPAL LEASES
Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.


CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The principal risks of investing in a municipal money market fund are described in the Fund's prospectus. An additional risk factor is outlined below.

TAX RISK
In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.




INVESTMENT RATINGS
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. LENDING CASH OR SECURITIES The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Virginia tax-exempt securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations and its Declaration of Trust.

INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items (the Fund considers cash items to be instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board, and repurchase agreements providing for settlement in more than seven days after notice.

INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management. INVESTING IN OPTIONS The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year. REGULATORY COMPLIANCE The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its ability to participate in volume transactions will be to the benefit of the Fund.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true. The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.




MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.




REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of November 6, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares:
Comfort & Co., Old Point National Bank, Newport News, Virginia, owned approximately 5,811,328 shares (21.44%); EAMCO, Riggs Bank N.A., Washington, DC, owned approximately 5,456,498 shares (20.13%); VATCO, The Trust Company of Virginia, Richmond, Virginia, owned approximately 5,127,927 shares (18.92%); Planta & Co., Planters Bank & Trust Co., Staunton, Virginia, owned approximately 2,243,816 shares (8.28%); and FUBS & CO FBO, Charlotte, North Carolina, owned approximately 1,470,184 shares (5.42%).

As of November 6, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Scott & Stringfellow, Inc., Richmond, Virginia, owned approximately 87,499,500 shares (33.73%) and First Union Capital Markets Corp., Charlotte, North Carolina, owned approximately 22,261,768 shares (8.58%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES
Under existing Virginia laws, distributions made by the Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest or gain from obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof; or (ii) interest or gain from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of November 6, 1998 the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


JOHN F. DONAHUE*#
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: July 28, 1924
  Chairman and Trustee
Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


THOMAS G. BIGLEY
  15 Old Timber Trail
  Pittsburgh, PA
  Birthdate: February 3, 1934
  Trustee
Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN T. CONROY, JR.
  Wood/IPC Commercial Department
  John R. Wood and Associates, Inc., Realtors
  3255 Tamiami Trail North
  Naples, FL
  Birthdate: June 23, 1937
  Trustee

     Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


WILLIAM J. COPELAND
  One PNC Plaza - 23rd Floor
  Pittsburgh, PA
  Birthdate: July 4, 1918
  Trustee
Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


JAMES E. DOWD, ESQ.
  571 Hayward Mill Road
  Concord, MA
  Birthdate: May 18, 1922
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


LAWRENCE D. ELLIS, M.D.*
  3471 Fifth Avenue, Suite 1111
  Pittsburgh, PA
  Birthdate: October 11, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly: Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


EDWARD L. FLAHERTY, JR., ESQ.#
  Miller, Ament, Henny & Kochuba
  205 Ross Street
  Pittsburgh, PA
  Birthdate: June 18, 1924
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust $______

Compensation from Federated Fund Complex  $122,362


PETER E. MADDEN
  One Royal Palm Way
  100 Royal Palm Way
  Palm Beach, FL
  Birthdate: March 16, 1942
  Trustee
Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


JOHN E. MURRAY, JR., J.D., S.J.D.
  President
  Duquesne University
  Pittsburgh, PA
  Birthdate: December 20, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


WESLEY W. POSVAR
  1202 Cathedral of Learning
  University of Pittsburgh
  Pittsburgh, PA
  Birthdate: September 14, 1925
  Trustee
Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


MARJORIE P. SMUTS
  4905 Bayard Street
  Pittsburgh, PA
  Birthdate: June 21, 1935
  Trustee

     Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly: National Spokesperson, Aluminum Company of America; business owner.

Compensation from Trust $______

Compensation from Federated Fund Complex  $111,222


GLEN R. JOHNSON *
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 2, 1929
  President and Trustee
Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust $______

Compensation from Federated Fund Complex  $ 0


J. CHRISTOPHER DONAHUE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: April 11, 1949
  Executive Vice President
President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


EDWARD C. GONZALES
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 22, 1930
  Executive Vice President
Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


JOHN W. MCGONIGLE
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 26, 1938
  Executive Vice President, Secretary and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0


RICHARD B. FISHER
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 17, 1923
  Vice President
President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust $0

Compensation from Federated Fund Complex  $0

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

      MAXIMUM    AVERAGE AGGREGATE DAILY
ADMINISTRATIVE         NET ASSETS OF THE
          FEE            FEDERATED FUNDS
0.150 of 1%     on the first $250
                million
0.125 of 1%     on the next $250 million
0.100 of 1%     on the next $250 million
0.075 of 1%     on assets in excess of
                $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES
     FOR THE YEAR
ENDED OCTOBER 31,  1998    1997     1996
Advisory Fee               $881,787 $657,332
Earned
Advisory Fee               $246,296 $243,090
Reduction
Brokerage                        0       0
Commissions
Administrative             $166,299 $155,000
Fee
Shareholder
Services Fee
   Institutional           $56,180
Shares
   Institutional           $494,971
Service Shares
Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns given for the one-year, five-year and since inception periods ended OCTOBER 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended OCTOBER 31, 1998.



Share Class        30-Day Period  1 Year          5 Years   Since Inception*
                              INSTITUTIONAL SHARES
Total Return       --             %               %               %
Yield              %              --              --              --
Effective Yield    %              --              --              --
Tax-Equivalent Yield              %               --  --                --
* September 16, 1993


Share Class        30-Day Period  1 Year          5 Years   Since Inception*
                          INSTITUTIONAL SERVICE SHARES
Total Return       --             %               %               %
Yield              %              --              --              --
Effective Yield    %              --              --              --
Tax-Equivalent Yield              %               --  --                --
* September 16, 1993

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE


Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                               TAXABLE YIELD EQUIVALENT FOR 1998
                                    STATE OF VIRGINIA
                       COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  20.75%    33.75%       36.75%        41.75%        45.35%


      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER
      RETURN      42,350    102,300      155,950       278,450      $278,450

      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER
      RETURN      25,350    61,400       128,100       278,450      $278,450

Tax-Exempt
Yield                         Taxable Yield Equivalent

        1.50%      1.89%     2.26%       2.37%         2.58%         2.74%
        2.00%      2.52%     3.02%       3.16%         3.43%         3.66%
        2.50%      3.15%     3.77%       3.95%         4.29%         4.57%
        3.00%      3.79%     4.53%       4.74%         5.15%         5.49%
        3.50%      4.42%     5.28%       5.53%         6.01%         6.40%
        4.00%      5.05%     6.04%       6.32%         6.87%         7.32%
        4.50%      5.68%     6.79%       7.11%         7.73%         8.23%
        5.00%      6.31%     7.55%       7.91%         8.58%         9.15%
        5.50%      6.94%     8.30%       8.70%         9.44%        10.06%
        6.00%      7.57%     9.06%       9.49%        10.30%        10.98%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


FINANCIAL PUBLICATIONS
THE WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE and MONEY magazines, among others--provide performance statistics over specified time periods.


IBC/DONOGHUE'S MONEY FUND REPORT
Publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.


LIPPER ANALYTICAL SERVICES, INC.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

MUNICIPAL FUNDS


In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



EQUITY FUNDS
In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


INVESTMENT RATINGS


STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

VIRGINIA MUNICIPAL CASH TRUST

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222







PART C.       OTHER INFORMATION.
Item 23.    Exhibits:

(a) Conformed copy of Declaration of Trust of the Registrant (i) Conformed copies of amendments to the Declaration of Trust:
            Amendment No. 1 does not exist;(31)
            Amendment No. 2 dated March 16, 1990; (31)
            Amendment No. 3 dated August 1, 1990; (31)
            Amendment No. 4 dated September 1, 1989; (7)
            Amendment No. 5 dated December 12, 1990; (31)
            Amendment No. 6 dated March 21, 1991; (31)
            Amendment No. 7 dated August 26, 1991; (31)
            Amendment No. 8 dated February 13, 1992; (31)
            Amendment No. 9 dated November 9, 1992; (31)
            Amendment No. 10 dated November 18, 1992; (12)
            Amendment No. 11 dated May 24, 1993; (31)
            Amendment No. 12 dated Nov. 22, 1993; (17)
            Amendment No. 13 dated February 24, 1994; (17)
            Amendment No. 14 dated August 25, 1994; (20)
            Amendment No. 15 dated August 25, 1994; (31)
            Amendment No. 16 dated May 18, 1995; (31)
            Amendment No. 17 dated November 14, 1995; (28)
            Amendment No. 18 dated February 29, 1996; (31)
            Amendment No. 19 dated November 25, 1996; (34)
            Amendment No. 20 dated April 7, 1997; (34)
            Amendment No. 21 dated February 23, 1998; (34)
(b)  Copy of By-Laws of the Registrant; (7)
      (i) Copy of Amendment No. 1 to By-Laws dated November 18, 1997; (35) (ii) Copy of Amendment No. 2 to By-Laws dated February 23, 1998; (35) (iii) Copy of Amendment No. 3 to By-Laws dated February 27, 1998; (35) (iv) Copy of Amendment No. 4 to By-Laws dated May 12, 1998; (35)

---

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on December 23, 1992 (File Nos. 33-31259 and 811-5911).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31259 and 811-5911).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31259 and 811-5911).

28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed on December 22, 1995 (Filed Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrants Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911).

34. Response is incorporated by reference to Registrant's Pre- Effective Amendment No. 46 on Form N-1A filed on March 16, 1998 (File Nos. 33-31259 and 811-5911).

35. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 47 on Form N-1A filed on October 28, 1998 (File Nos. 33-31259 and 811-5911).

(c) (i) Copy of Specimen Certificates for Shares of Beneficial Interest of Alabama Municipal Cash Trust, Minnesota Municipal Cash Trust (Cash Series Shares and Institutional Shares), Pennsylvania Municipal Cash Trust (Cash Series Shares and Institutional Service Shares), Virginia Municipal Cash Trust (Institutional Service Shares and Institutional Shares), North Carolina Municipal Cash Trust, Ohio Municipal Cash Trust (Cash II Shares and Institutional Shares), Massachusetts Municipal Cash Trust (Institutional Service Shares and BayFunds Shares), and New Jersey Municipal Cash Trust (Institutional Shares and Institutional Service Shares); (16)
    (ii) Copy of Specimen Certificate for Maryland Municipal Cash Trust; (17)
    (iii) Copy of Specimen Certificate for Florida Municipal Cash Trust; (20)
    (iv) Copy of Specimen Certificate for Michigan Municipal Cash Trust; (24)
    (v) Copy of Specimen Certificate for Pennsylvania Municipal Cash Trust (Institutional Shares); (25)
    (vi)   Copy of Specimen Certificate for Georgia Municipal Cash Trust; (26)
    (vii) Copy of Specimen Certificates for Tennessee Municipal Cash Trust (Institutional Shares and Institutional Service Shares); (30) (viii) Copy of Specimen Certificates for Pennsylvania Municipal Cash Trust and Connecticut Municipal Cash Trust; (2) (ix) Copy of Specimen Certificate for Ohio Municipal Cash Trust (Institutional Service Shares); (9)


----------------

2. Response is incorporated by reference to Registrants Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).

9. Response is incorporated by reference to Registrants Post-Effective Amendment No. 10 on Form N-1A filed on January 24, 1991 (File Nos. 33-31259 and 811-5911).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993 (File Nos. 33-31259 and 811-5911).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31251 and 811-5911).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31251 and 811-5911).

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed on April 13, 1995 (File Nos. 33-31251 and 811-5911).

25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on May 19, 1995 (File Nos. 33-31251 and 811-5911).

26. Response is incorporated by reference to Registrants Post-Effective Amendment No. 36 on Form N-1A filed on May 31, 1995 (File Nos. 33-31259 and 811-5911).

30. Response is incorporated by reference to Registrants Post-Effective Amendment No. 42 on Form N-1A filed on February 29, 1996 (File Nos. 33-31251 and 811-5911).

      (x) Copy of Speciman Certificates for California Municipal Cash Trust (Institutional Shares and Institutional Service Shares), Michigan Municipal Cash Trust (Institutional Shares and Institutional Service Shares), and Ohio Municipal Cash Trust (Institutional Shares and Institutional Service Shares); (33)
      (xi) Copy of Specimen Certificate for Arizona Municipal Cash Trust (Institutional Service Shares); (34) (d) Conformed copy of Investment Advisory Contract of the Registrant; (7)
      (i)   Conformed copies of exhibits to Investment Advisory Contract:
            Exhibit G for Virginia Municipal Cash Trust; (18)
            Exhibit H for Alabama Municipal Cash Trust; (19)
            Exhibit I for North Carolina Municipal Cash Trust; (19)
            Exhibit J for Maryland Municipal Cash Trust; (19)
            Exhibit K for New York Municipal Cash Trust; (22)
            Exhibit L for California Municipal Cash Trust; (22)
            Exhibit M for Florida Municipal Cash Trust; (31)
            Exhibit N for Georgia Municipal Cash Trust; (27)
            Exhibit O for Michigan Municipal Cash Trust; (27)
            Exhibit P for Tennessee Municipal Cash Trust;(31)
            Exhibit Q for Arizona Municipal Cash Trust; (34)
(e) Conformed copy of Distributor's Contract of the registrant;(7) (i) Conformed copies of exhibits to the Distributor's Contract:
            Exhibit A for Massachusetts Municipal Cash Trust
              (Institutional Service Shares); (9)
            Exhibit B for Pennsylvania Municipal Cash Trust
              (Institutional Service Shares); (9)
            Exhibit C for Connecticut Municipal Cash Trust
              (Institutional Service Shares); (9)
            Exhibit D for Minnesota Municipal Cash Trust
              (Institutional Shares); (9)
            Exhibit E for New Jersey Municipal Cash Trust
              (Institutional Shares); (31)
--------------

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).

9. Response is incorporated by reference to Registrants Post-Effective Amendment No. 10 on Form N-1A filed on January 24, 1991 (File Nos. 33-31259 and 811-5911).

18. Response is incorporated by reference to Registrants Post-Effective Amendment No. 26 on Form N-1A filed on June 1, 1994 (File Nos. 33-31259 and 811-5911).

19. Response is incorporated by reference to Registrants Post-Effective Amendment No. 28 on Form N-1A filed on June 28, 1994 (File Nos. 33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 43 on Form N-1A filed November 29, 1996 (File Nos. 33-31259 and 811-5911).

33. Response is incorporated by reference to Registrants Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997 (File Nos. 33-31259 and 811-5911).

34. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 46 on Form N-1A filed March 16, 1998 (File Nos. 33-31259 and 811-5911).

            Exhibit F for New Jersey Municipal Cash Trust
              (Institutional Service Shares; (31)
            Exhibit G for Pennsylvania Municipal Cash Trust
              (Cash Series Shares); (31)
            Exhibit H does not exist;
            Exhibit I for Minnesota Municipal Cash Trust
              (Cash Series Shares); (31)
            Exhibit J does not exist;
            Exhibit K for Ohio Municipal Cash Trust
              (Institutional Service Shares); (31)
            Exhibit L for Ohio Municipal Cash Trust (Cash II Shares); (31) Exhibit M; (22) Exhibit N for Virginia Municipal Cash Trust; (19) Exhibit O for Alabama Municipal Cash Trust; (19) Exhibit P for North Carolina Municipal Cash Trust; (19) Exhibit Q for Maryland Municipal Cash Trust; (19) Exhibit R for New York Municipal Cash Trust (Cash II Shares); (21) Exhibit S for New York Municipal Cash Trust
              (Institutional Service Shares); (21) Exhibit T for California
            Municipal Cash Trust; (21) Exhibit U for Florida Municipal Cash Trust; (22) Exhibit W for Michigan Municipal Cash Trust; (27)
            Exhibit X for Pennsylvania Municipal Cash Trust
              (Institutional Shares); (27)
            Exhibit Y for Florida Municipal Cash Trust (Cash II Shares); (29) Exhibit Z for California Municipal Cash Trust
              (Institutional Shares); (31)
            Exhibit AA for Michigan Municipal Cash Trust
              (Institutional Shares);  (31)
            Exhibit BB for Ohio Municipal Cash Trust
              (Institutional Shares); (31)
            Exhibit CC for Tennessee Municipal Cash Trust
              (Institutional Shares); (31)
-------------------------------
+ All exhibits have been filed electronically.

19. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 28 on Form N-1A filed on June 28, 1994(File Nos. 33-31259 and
    811-5911).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).

29 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 43 on Form N-1A filed November 29, 1996 (File Nos. 33-31259 and 811-5911).

            Exhibit DD for Tennessee Municipal Cash Trust
              (Institutional Service Shares); (31)
            Exhibit EE for Arizona Municipal Cash Trust
              (Institutional Service Shares); (34)
      (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
(f) Not applicable;
(g) (i) Conformed copy of Custodian Agreement of the Registrant; (22) (ii) Copy of Exhibit 1 to the Custodian Agreement; (27) (iii) Conformed copy of Custodian Fee Schedule; (33)
(h)   (i)   Conformed copy of Agreement for Fund Accounting, Shareholder
            Recordkeeeping, and Custody Services Procurement; (31)
      (ii)  Conformed copy of Sub-Transfer Agency Agreement of the
            Registrant (Massachusetts Municipal Cash Trust--1784 Fund
            Shares only); (32)
      (iii) Conformed copy of Shareholder Services Agreement of the
            Registrant (Massachusetts Municipal Cash Trust--1784 Fund
            Shares only); (15)
      (iv)  Conformed copy of Shareholder Services Agreement of the
            Registrant; (22)
      (v)   Conformed copy of Amended and Restated Shareholder
            Services Agreement; (33)
      (vi)  The response and exhibits described in Item 24(b)(6) are hereby incorporated by reference;
      (vii) Conformed copy of Administrative Services Agreement of the Registrant; (22)
---------
+ All exhibits have been filed electronically.

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on October 1, 1993 (File Nos. 33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911).

32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed on December 23, 1996 (File Nos. 33-31259 and 811-5911).

33. Response is incorporated by reference to Registrants Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997 (File Nos. 33-31259 and 811-5911).

34. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 46 on Form N-1A filed on March 16, 1998 (File Nos. 33-31259 and 811-5911).

      (viii)Form of Schwab Master Services Agreement (Ohio Municipal
            Cash Trust-Cash II Shares only); (31)
      (viv) Conformed copy of License Agreement (Massachusetts    Municipal
            Cash Trust-1784 Funds Shares only);(32)
       (x) Conformed copy of Shareholder Services Agreement for Massachusetts Municipal Cash Trust (Boston 1784 Funds Shares);(35) (i) Conformed copy of Opinion and Consent of Counsel as to the legality of shares being registered;
(5) (j) Conformed copy of Consent of Independent Public Accountants; (33) (k) Not applicable; (l) Conformed copy of Initial Capital Understanding; (2) (m) (i) Copy of Rule 12b-1 Plan of the Registrant through and including Exhibit F (7); Additional Exhibits to the Rule 12b-1 Plan have been executed to reflect the coverage of subsequently created portfolios and/or classes under these documents. Because these exhibits are substantially identical but differ only as to the Fund name, dates, and any other Fund - specific information, pursuant to Rule 8b- 31 of the Investment Company Act they need not be filed.; (ii) Conformed copies of exhibits to 12b-1 Plan of the Registrant:
                  Exhibit G for Ohio Municipal Cash Trust
                    (Cash II Shares); (31)
                  Exhibit H for New York Municipal Cash Trust
                    (Cash II Shares);(21)
                  Exhibit I for New York Municipal Cash Trust
                    (Institutional Service Shares); (21)
                  Exhibit J for Florida Municipal Cash Trust; (22)
                  Exhibit K for Florida Municipal Cash Trust
                    (Cash II Shares); (29)
----------------------
+ All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed August 3, 1990 (File Nos. 33-31259 and 811-5911).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911).

32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed on December 23, 1996 (File Nos. 33-31259 and 811-5911).

33. Response is incorporated by reference to Registrants Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997 (File Nos. 33-31259 and 811-5911).

35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed October 28, 1998 (File Nos. 33-31259 and 811-5911).

      (iii) The response and exhibits described in Item 24 (b) (6) are hereby incorporated by reference.
(n) Copy of Financial Data Schedules; (33)
(o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
(p) Conformed copy of Power of Attorney; (32)
      (i) Amendment to Schedule 1 to Limited Power of Attorney dated March 1, 1998 (34).

Item 24.    Persons Controlled by or Under Common Control with the Fund:

    None

Item 25.    Indemnification: (3)

Item 26. Business and Other Connections of the Investment Adviser:

For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund" in Part A. The affiliations with the Registrant of three of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107
W. Market Street, Georgetown, Delaware 19947.

      The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Peter R. Anderson
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson



----------------------

3. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 1 on Form N-1A filed on March 22, 1990 (File Nos. 33-31259 and 811-5911).

32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed on December 23, 1996 (File Nos. 33-31259 and 811-5911).

33. Response is incorporated by reference to Registrants Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997 (File Nos. 33-31259 and 811-5911).

34. Response is incorporated by reference to Registrant's Pre- Effective Amendment No. 46 on Form N-1A filed on March 16, 1998 (File Nos. 33-31259 and 811-5911).

         Vice Presidents:                    J. Scott Albrecht
                                             Joseph M. Balestrino
                                             Randall S. Bauer
                                             David F. Belton
                                             David A. Briggs
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Marian R. Marinack
                                             Sandra L. McInerney
                                             Robert J. Ostrowski
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Robert M. Marsh
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             Michael W. Sirianni
                                             Gregg S. Tenser

            Secretary:                       Stephen A. Keen

            Treasurer:                       Thomas R. Donahue

            Assistant Secretaries:           Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

            Assistant Treasurer:             Richard B. Fisher

    The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

     (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

            Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
            Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Peachtree Funds; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

            Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term
            Trust, Inc.- 1999.

      (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
1001 Liberty Avenue           Operating Officer, Asst.
Pittsburgh, PA 15222-3779     Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,            President
1001 Liberty Avenue           Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Assistant Secretary        --
Federated Investors Tower     and Assistant Treasurer
1001 Liberty Avenue           Federated Securities Corp
Pittsburgh, PA 15222-3779

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin             Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

    (c) Not applicable

Item 28.    Location of Accounts and Records:

Registrant                                Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the
                                          Agent for Service at above address.)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

Federated Shareholder Services Company    Federated Investors Tower
("Transfer Agent and Dividend             1001 Liberty Avenue
Disbursing Agent ")                       Pittsburgh, PA 15222-3779

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Management                      Federated Investors Tower
("Adviser")                               1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA 02266-8600


Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

    Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL TRUST, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 3rd day of December, 1998.

                            FEDERATED MUNICIPAL TRUST

                  BY: /s/ Anthony R. Bosch
                  Anthony R. Bosch, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  December 3, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                      TITLE                         DATE
By: /s/ Anthony R. Bosch
    Anthony R. Bosch          Attorney In Fact        December 3, 1998
    ASSISTANT SECRETARY       For the Persons
                              Listed Below


    NAME                            TITLE
John F. Donahue*                    Chairman and Trustee
                                    (Chief Executive Officer)

Glen R. Johnson*                    President and Trustee

John W. McGonigle*                  Secretary and Treasurer (Principal
                                    Financial and Accounting
                                    Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

William J. Copeland*                Trustee

James E. Dowd, Esq.*                Trustee

Lawrence D. Ellis, M.D.*            Trustee

Edward L. Flaherty, Jr., Esq.*      Trustee

Peter E. Madden*                    Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Wesley W. Posvar*                   Trustee

Marjorie P. Smuts*                  Trustee

* By Power of Attorney